     As filed with the Securities and Exchange Commission on April 25, 2006

                         File Nos. 33-74534 and 811-8314

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 20                                 [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 21                                                [X]

                                 --------------

                            SCHWAB ANNUITY PORTFOLIOS
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                  -------------

                                 Evelyn Dilsaver
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant, Esq.             John Loder, Esq.                         Koji Felton, Esq.
Morgan Lewis & Bockius LLP         Ropes & Gray                             Charles Schwab Investment Management, Inc.
1701 Market Street                 One International Place                  101 Montgomery Street
Philadelphia, PA 19103             Boston, MA 02110-2624                    120K-14-109
                                                                            San Francisco, CA 94104


      It is proposed that this filing will become effective (check appropriate box):
          /  /   Immediately upon filing pursuant to paragraph (b)
          / X /  On April 30, 2006 pursuant to paragraph (b)
          /  /   60 days after filing pursuant to paragraph (a)(1)
          /  /   On (date) pursuant to paragraph (a)(1)
          /  /   75 days after filing pursuant to paragraph (a)(2)
          /  /   On (date) pursuant to paragraph (a)(2) of Rule 485
      if appropriate, check the following box:
          /  /   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                   PROSPECTUS


                                 APRIL 30, 2006


                            ------------------------

                   SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                              ABOUT THE PORTFOLIO


  3       Schwab MarketTrack Growth Portfolio II(TM)
  4       Risks
  5       Performance
  6       Portfolio Fees and Expenses
  7       Financial Highlights
  8       Portfolio Management
  9       Investing in the Portfolio
 10       Transaction Policies
 11       Distributions and Taxes
 12       To Learn More

                   SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)

                                      GOAL

THE PORTFOLIO'S GOAL IS TO SEEK HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.

                                    STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. THE PORTFOLIO'S TARGET ALLOCATION INCLUDES STOCK, BOND AND CASH INVESTMENTS.

The portfolio invests mainly in other Schwab Funds(R), including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:


LARGE-CAP STOCK                  Schwab Institutional Select(R) S&P 500 Fund.
                                 Seeks to track the total return of the S&P
                                 500(R) Index, a widely recognized index
                                 maintained by Standard & Poor's that includes
                                 500 U.S. publicly traded stocks.


SMALL-CAP STOCK                  Schwab Small-Cap Index Fund(R). Seeks to track
                                 the Schwab Small-Cap Index(R), which includes the second-largest 1,000 U.S. publicly traded stocks as measured by market capitalization.

INTERNATIONAL STOCK              Schwab International Index Fund(R). Seeks to
                                 track the Schwab International Index(R), which includes 350 of the largest stocks (as measured by free float-adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND Schwab Total Bond Market Fund(TM). Seeks to track the Lehman Brothers U.S. Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.


For the large-cap allocation, the portfolio may also invest directly in all of the stocks which comprise the S&P 500 Index (or other similar index), using an indexing strategy. In addition, the portfolio may purchase individual securities to maintain its allocations. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. The managers may permit modest deviations from the target allocation for certain periods of time in order to reduce transaction costs.



Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes. The portfolio's allocation focuses on stock investments, while including some bonds and cash investments in seeking to reduce the portfolio's volatility. The portfolio seeks to remain close to the target allocations of 80% stocks, 15% bonds and 5% cash and typically does not change its target allocation. The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.


The portfolio is designed for long-term investors. Its performance will fluctuate over time and as with all investments, future performance may differ from past performance.

                                     RISKS

MARKET RISK. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's asset and stock allocations can have an effect on returns. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when the types of stocks favored by its target allocation are out of favor, or when stocks in general are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock and bond index funds. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments -- bonds or large-cap stocks, for instance -- the portfolio's performance also will lag those investments.


FOREIGN INVESTMENT RISK. The portfolio's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.



CURRENCY RISK. As a result of the portfolio's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the portfolio would be adversely affected.


DEBT SECURITIES RISK. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if an issuer or guarantor of a bond held by the portfolio fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer's ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Mortgage- or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause the portfolio to hold securities paying lower than market rates of interest, which could hurt the portfolio's yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. The portfolio's use of mortgage dollar rolls could cause the portfolio to lose money if the price of the mortgage-backed securities sold fall below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

                                  PERFORMANCE

Below are a chart and a table showing portfolio returns, that compares portfolio performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. These figures assume that all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance.

                              [PERFORMANCE GRAPH]
ANNUAL TOTAL RETURNS (%) AS OF 12/31


[BAR CHART]


1997              24.54

1998              13.07

1999              19.36

2000              (4.82)

2001              (8.40)

2002             (15.44)

2003              26.90

2004              11.58

2005               5.77



BEST QUARTER: 15.57% Q4-1998


WORST QUARTER: (14.04)% Q3-2002



                                                                          SINCE
                                                                        INCEPTION
AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/05   1 YEAR    5 YEARS    OF PORTFOLIO
-----------------------------------------------   ------    -------    ------------
Portfolio.......................................   5.77      3.02          7.49(1)
S&P 500(R) Index................................   4.91      0.54          8.13(2)
Lehman Brothers U.S. Aggregate Bond Index.......   2.43      5.87          6.43(2)


-------------------------
(1) Inception: 11/01/1996.

(2) From: 11/01/1996.

The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

                          PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in the portfolio's performance.

FEE TABLE(%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)                        None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)


Management fees.............................................   0.44
Distribution (12b-1) fees...................................   None
Other expenses..............................................   0.24
                                                              -----
Total annual operating expenses.............................   0.68
Less expense reduction......................................  (0.18)
                                                              -----
NET OPERATING EXPENSES*.....................................   0.50
                                                              -----
Estimated indirect expenses of underlying funds**...........   0.27
TOTAL NET PORTFOLIO AND UNDERLYING FUNDS OPERATING
  EXPENSES..................................................   0.77


-------------------------

* Schwab and the investment adviser have agreed to limit the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.50% through 4/29/2007.



** As of 12/31/05.


The figures in the Fee Table do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company.


EXAMPLE


Designed to help you compare expenses, the example below includes both the portfolio's operating expenses and the indirect expenses of the underlying funds and uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figure is based on "total net portfolio and underlying funds operating expenses". The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $79     $291      $521      $1,182

                              FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers, LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                     SCHWAB MARKETTRACK GROWTH PORTFOLIO II



                                                1/1/05-    1/1/04-      1/1/03-    1/1/02-    1/1/01-
                                                12/31/05   12/31/04     12/31/03   12/31/02   12/31/01
                                                --------   --------     --------   --------   --------
PER-SHARE DATA($)
Net asset value at beginning of period........   14.87      13.49        10.75       12.99     14.81
                                                 -----      -----        -----      ------     -----
INCOME OR LOSS FROM INVESTMENT OPERATIONS:
  Net investment income.......................    0.24       0.21         0.16        0.17      0.18
  Net realized and unrealized gains or
     losses...................................    0.62       1.35         2.74       (2.17)    (1.43)
                                                 -----      -----        -----      ------     -----
  Total income or loss from investment
     operations...............................    0.86       1.56         2.90       (2.00)    (1.25)
LESS DISTRIBUTIONS:
  Dividends from net investment income........   (0.20)     (0.18)       (0.16)      (0.20)    (0.35)
  Distributions from net realized gains.......      --         --           --       (0.04)    (0.22)
                                                 -----      -----        -----      ------     -----
  Total distributions.........................   (0.20)     (0.18)       (0.16)      (0.24)    (0.57)
                                                 -----      -----        -----      ------     -----
  Net asset value at end of period............   15.53      14.87        13.49       10.75     12.99
                                                 -----      -----        -----      ------     -----
TOTAL RETURN(%)...............................    5.77      11.58        26.97      (15.44)    (8.40)
RATIOS/SUPPLEMENTAL DATA(%)
Ratios to average net assets:
  Net operating expenses(1)...................    0.48       0.50         0.50        0.50      0.50
  Gross operating expenses(1).................    0.68       0.69         0.87        1.00      0.82
  Net investment income.......................    1.66       1.52         1.70        1.59      1.67
Portfolio turnover rate.......................       5          8           10          30        13
Net assets, end of period ($ X 1,000,000).....      37         34           30          20        22


-------------------------

(1) The expense incurred by underlying funds in which the portfolio invests are not included in this ratio.


    The income received by the portfolio from underlying funds is reduced by those expenses.

                              PORTFOLIO MANAGEMENT


THE INVESTMENT ADVISER for the portfolio is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R) and has nearly $150 billion under management. The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/05.)



As the investment adviser, the firm oversees the asset management and administration of the portfolio. As compensation for these services, the firm receives a management fee from the portfolio. For the 12 months ended 12/31/05, this fee was 0.24% for the Schwab MarketTrack Growth Portfolio II. This figure, which is expressed as a percentage of the portfolio's average daily net assets, represents the actual amounts paid, including the effects of reductions.



A discussion regarding the basis for the Board of Trustees' approval of the portfolio's investment advisory agreement is available in the portfolio's 2005 annual report, which covers the period from 1/1/05 through 12/31/05.



LARRY MANO, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the equity portion of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.



TOM BROWN, an associate portfolio manager of the investment adviser, is the day-to-day co-manager of the equity portion of the portfolio. He joined the firm in 1995, became a trader in 1999, and was named to his current position in 2004.



STEVEN HUNG, a director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond and cash portions of the portfolio. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.



MATTHEW HASTINGS, CFA, a director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond and cash portions of the portfolio. He joined the firm in 1999 and has worked in fixed-income and asset management since 1996.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the portfolio is available in the Statement of Additional Information.

                           INVESTING IN THE PORTFOLIO

Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract) investors also should review the separate account prospectus prepared by their insurance company.

Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.

Shares of the portfolio are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts and variable life insurance policies as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.

The portfolio does not foresee any disadvantage to variable contract or variable life insurance policy owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts and variable life insurance policies (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. At the same time, if these arrangements are implemented, the portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio would be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the portfolio's Board of Trustees to monitor events in order to identify the existence of any material, irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material, irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.


The investment adviser and Schwab or its affiliates may pay certain financial intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by the investment adviser and/or Schwab or its affiliates, not by the portfolio or its shareholders.

                              TRANSACTION POLICIES

THE PORTFOLIO IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN.

THE PORTFOLIO CALCULATES ITS SHARE PRICE EACH BUSINESS DAY as of the close of the NYSE (generally 4 p.m. Eastern time). The portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio's designee, will be executed at the portfolio's next calculated NAV. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.

All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.


In valuing underlying fund investments, the portfolio uses the NAVs reported by its underlying funds. In valuing other portfolio securities, the portfolio uses market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, the portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees as discussed in more detail under "Fair value pricing" in this "Transaction Policies" section.


Shareholders of the MarketTrack Growth Portfolio II(TM) should be aware that because foreign markets are often open on weekends and other days when the portfolio is closed, the value of some of the portfolio's securities may change on days when it is not possible to buy or sell shares of the portfolio.


POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING AND TRADE ACTIVITY
MONITORING. The portfolio is not designed for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact a portfolio's performance by disrupting the efficient management of the portfolio and increasing portfolio transaction costs. The portfolio's Board of Trustees has adopted policies and procedures that are designed to reduce the risk of market timing. The portfolio seeks to apply these policies to the best of its abilities uniformally and in a manner it believes is consistent with the interests of the portfolio's long-term shareholders. The portfolio may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.


The portfolio seeks to deter market timing through several methods. These methods may include: trade activity monitoring; and fair value pricing. Although these methods are designed to discourage market timing, there can be no guarantee that the portfolio will be able to identify and restrict such activities. Trade activity monitoring involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity identified by these factors, or from other information then available (such as the actual trading pattern or dollar amount of the transactions), will be evaluated to determine whether such trading activity is detrimental to the portfolio. However, because the portfolio is sold only through variable annuity contracts and variable life insurance policies offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the portfolio level.

In the event that the portfolio detects what it believes may constitute inappropriate trading, the portfolio typically would notify the insurance company issuing the variable contract that is engaging in this trading. At that point, the insurance company would take action against activities found to be inappropriate, which action may include restricting or prohibiting purchases or transfers, or requiring that all purchases and transfer requests be sent by US mail.

The portfolio typically receives purchase and redemption and exchange orders from variable contracts through omnibus accounts. Omnibus accounts are accounts that aggregate customer transaction orders. Under these circumstances, it may be difficult or impossible for the portfolio to identify individual underlying account holder activity. It may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers may involve both the portfolio and a fund managed by a totally separate trust, with the result that the portfolio may not be best positioned to identify inappropriate transfers. The portfolio anticipates that it will work actively with the issuers of contracts and policies to monitor and regulate trading activity.

The portfolio specifically reserves the right, however, to reject a purchase order for any reason. Transactions placed in contravention of a portfolio's market timing policies are not necessarily deemed accepted by the portfolio and may be canceled or revoked by the portfolio.

Insurance companies and/or their separate accounts that invest in the portfolio on behalf of the variable contract owners may have different policies and/or restrictions regarding market timing. Contract owners should refer to the applicable variable contract prospectus for more details.


FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value the portfolio's securities when market prices are not "readily available" or are unreliable. For example, the portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.


By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the portfolio seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of the portfolio's portfolio holdings and the net asset value of the portfolio's shares, and help ensure that the prices at which the portfolio's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The portfolio makes fair value determinations in good faith in accordance with the portfolio's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the portfolio could obtain the fair value assigned to the security upon the sale of such security. The respective prospectuses for the underlying funds in which the portfolio invests explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.

THE PORTFOLIO RESERVES CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

     - To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

     - To withdraw or suspend any part of the offering made by this prospectus.


PORTFOLIO HOLDINGS. A description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's securities is available in the portfolio's Statement of Additional Information.


                            DISTRIBUTIONS AND TAXES

The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance company separate accounts each year in December. Distributions are normally reinvested pursuant to elections by the separate accounts.

The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.

The portfolio must meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service. The portfolio intends to comply with these diversification requirements.

For more information regarding the federal income tax consequences of investing in the portfolio, see "Federal Income Taxes" in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate separate account prospectus.

                   SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)

                                 TO LEARN MORE

This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources:

ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the portfolio, call Schwab Insurance Services at 1-888-311-4887 or contact SchwabFunds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.


The SAI, the portfolio's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Schwab Annuity Portfolios 811-8314

                            ------------------------

                                   PROSPECTUS


                                 APRIL 30, 2006


                            ------------------------

                                   PROSPECTUS


                                 APRIL 30, 2006


                            ------------------------

                         SCHWAB S&P 500 INDEX PORTFOLIO
                      (FORMERLY SCHWAB S&P 500 PORTFOLIO)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                              ABOUT THE PORTFOLIO

  3       Schwab S&P 500 Index Portfolio
  4       Risks
  5       Performance
  6       Portfolio Fees and Expenses
  7       Financial Highlights
  8       Portfolio Management
  9       Investing in the Portfolio
 10       Transaction Policies
 11       Distributions and Taxes
 12       To Learn More

                         SCHWAB S&P 500 INDEX PORTFOLIO

                                      GOAL

THE PORTFOLIO'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.

                                     INDEX

THE S&P 500 INDEX INCLUDES THE STOCKS OF 500 LEADING U.S. PUBLICLY TRADED COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.

                                    STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the portfolio's policy that, under normal circumstances, it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The portfolio will notify its shareholders at least 60 days before changing this policy. The portfolio generally gives the same weight to a given stock as the index does.

Like many index funds, the portfolio also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the portfolio incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the portfolio potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.


LARGE-CAP STOCKS



Although the 500 companies in the index constitute only about 10% of all the publicly traded companies in the United States, they represent approximately 71% of the total value of the U.S. stock market. (All figures are as of 12/31/05.)


Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.

The portfolio is designed for long-term investors. Its performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

                                     RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the portfolio does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the portfolio's expenses, the portfolio's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE-CAP RISK. Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments -- bonds or mid- or small-cap stocks, for instance -- the portfolio's performance also will lag those investments.

DERIVATIVES RISK. The portfolio may use derivatives (including futures) to enhance returns. The portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include
(i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the portfolio to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the portfolio.

SECURITIES LENDING RISK. Any loans of investment securities by the portfolio are fully collateralized. However, if the borrowing institution defaults, the portfolio's performance could be reduced.

Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this portfolio.

INDEX OWNERSHIP

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Portfolio. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio. More complete information may be found in the Statement of Additional Information (see back cover).

                                  PERFORMANCE

Below are a chart and a table showing portfolio returns, that compares portfolio performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. These figures assume that all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance.

                              [PERFORMANCE GRAPH]
ANNUAL TOTAL RETURNS (%) AS OF 12/31


[BAR CHART]

1997              32.46

1998              28.06

1999              20.47

2000              (9.34)

2001             (12.16)

2002             (28.43)

2003              28.22

2004              10.53

2005               4.75



BEST QUARTER: 21.20% Q4-1998


WORST QUARTER: (17.43)% Q3-2002



                                                                           SINCE
                                                                         INCEPTION
AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/2005  1 YEAR    5 YEARS    OF PORTFOLIO
-------------------------------------------------  ------    -------    ------------
Portfolio.......................................    4.75      0.23          7.69(1)
S&P 500(R) Index................................    4.91      0.54          8.13(2)


-------------------------

(1) Inception: 11/01/1996.



(2) From: 11/01/1996.


The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

                          PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return.

FEE TABLE(%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)                        None

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)


Management fees.............................................   0.20
Distribution (12b-1) fees...................................   None
Other expenses..............................................   0.10
                                                              -----
Total annual operating expenses.............................   0.30

Less expense reduction......................................  (0.02)
                                                              -----
NET OPERATING EXPENSES*.....................................   0.28
                                                              -----


-------------------------

* Schwab and the investment adviser have agreed to limit the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.28% through 04/29/2007.


The figures in the Fee Table do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company.


EXAMPLE


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $29       $94      $167       $379

                              FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers, LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                            SCHWAB S&P 500 PORTFOLIO


                                                1/1/05-    1/1/04-    1/1/03-    1/1/02-    1/1/01-
                                                12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                --------   --------   --------   --------   --------
PER-SHARE DATA($)
Net asset value at beginning of period........   17.56      16.06      12.66       16.54      19.02
                                                 -----      -----      -----      ------     ------
INCOME OR LOSS FROM INVESTMENT OPERATIONS:
  Net investment income.......................    0.31       0.29       0.17        0.19       0.15
  Net realized and unrealized gains or
     losses...................................    0.53       1.40       3.40       (3.90)     (2.46)
                                                 -----      -----      -----      ------     ------
  Total income or loss from investment
     operations...............................    0.84       1.69       3.57       (3.71)     (2.31)
LESS DISTRIBUTIONS:
  Dividends from net investment income........   (0.31)     (0.19)     (0.17)      (0.17)     (0.17)
  Distributions from net realized gains.......      --         --         --          --         --
                                                 -----      -----      -----      ------     ------
  Total distributions.........................   (0.31)     (0.19)     (0.17)      (0.17)     (0.17)
                                                 -----      -----      -----      ------     ------
  Net asset value at end of period............   18.09      17.56      16.06       12.66      16.54
                                                 -----      -----      -----      ------     ------
TOTAL RETURN(%)...............................    4.75      10.53      28.22      (22.43)    (12.16)
RATIOS/SUPPLEMENTAL DATA(%)
Ratios to average net assets:
  Net operating expenses......................    0.27       0.28       0.28        0.28       0.28
  Gross operating expenses....................    0.30       0.31       0.32        0.35       0.33
  Net investment income.......................    1.59       1.75       1.50        1.33       1.09
Portfolio turnover rate.......................       4          4          2          11          5
Net assets, end of period ($ X 1,000,000).....     157        162        146          98        128

                              PORTFOLIO MANAGEMENT


THE INVESTMENT ADVISER for the portfolio is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R) and has nearly $150 billion under management. The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/2005.)



As the investment adviser, the firm oversees the asset management and administration of the portfolio. As compensation for these services, the firm receives a management fee from the portfolio. For the 12 months ended 12/31/2005, this fee was 0.17% for the Schwab S&P 500 Index Portfolio. This figure, which is expressed as a percentage of the portfolio's average daily net assets, represents the actual amounts paid, including the effects of reductions.



A discussion regarding the basis for the Board of Trustees' approval of the portfolio's investment advisory agreement is available in the portfolio's 2005 annual report, which covers the period from 1/1/05 through 12/31/05.


JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the portfolio. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.


LARRY MANO, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.



TOM BROWN, an associate portfolio manager of the investment adviser, is the day-to-day co-manager of the portfolio. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.


Additional information about the portfolio managers' compensation, or other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the portfolio is available in the Statement of Additional Information.

                           INVESTING IN THE PORTFOLIO

Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract) investors also should review the separate account prospectus prepared by their insurance company.

Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.

Shares of the portfolio are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts and variable life insurance policies as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.

The portfolio does not foresee any disadvantage to variable contract or variable life insurance policy owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts and variable life insurance policies (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. At the same time, if these arrangements are implemented, the portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio would be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the portfolio's Board of Trustees to monitor events in order to identify the existence of any material, irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material, irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.


The investment adviser and Schwab or its affiliates may pay certain financial intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by the investment adviser and/or Schwab or its affiliates, not by the portfolio or its shareholders.

                              TRANSACTION POLICIES

THE PORTFOLIO IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN.

THE PORTFOLIO CALCULATES ITS SHARE PRICE EACH BUSINESS DAY as of the close of the NYSE (generally, 4 p.m. Eastern time). The portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio's designee, will be executed at the portfolio's next calculated NAV. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.

All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.


In valuing its securities, the portfolio uses market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, the portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees as discussed in more detail under "Fair value pricing" in this "Transaction Policies" section.



POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING AND TRADE ACTIVITY
MONITORING. The portfolio is not designed for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact a portfolio's performance by disrupting the efficient management of the portfolio and increasing portfolio transaction costs. The portfolio's Board of Trustees has adopted policies and procedures that are designed to reduce the risk of market timing. The portfolio seeks to apply these policies to the best of its abilities uniformally and in a manner it believes is consistent with the interests of the portfolio's long-term shareholders. The portfolio may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.


The portfolio seeks to deter market timing through several methods. These methods may include: trade activity monitoring; and fair value pricing. Although these methods are designed to discourage market timing, there can be no guarantee that the portfolio will be able to identify and restrict such activities. Trade activity monitoring involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity identified by these factors, or from other information then available (such as the actual trading pattern or dollar amount of the transactions), will be evaluated to determine whether such trading activity is detrimental to the portfolio. However, because the portfolio is sold only through variable annuity contracts and variable life insurance policies offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the portfolio level.

In the event that the portfolio detects what it believes may constitute inappropriate trading, the portfolio would notify the insurance company issuing the variable contract that is engaging in this trading. At that point, the insurance company would take action against activities found to be inappropriate, which action may include restricting or prohibiting purchases or transfers, or requiring that all purchases and transfer requests be sent by US mail.

The portfolio typically receives purchase and redemption and exchange orders from variable contracts through omnibus accounts. Omnibus accounts are accounts that aggregate customer transaction orders. Under these circumstances, it may be difficult or impossible for the portfolio to identify individual underlying account holder activity. It may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers may involve both the portfolio and a fund managed by a totally separate trust, with the result that the portfolio may not be best positioned to identify inappropriate transfers. The portfolio anticipates that it will work actively with the issuers of contracts and policies to monitor and regulate trading activity.

The portfolio specifically reserves the right, however, to reject a purchase order for any reason. Transactions placed in contravention of a portfolio's market timing policies are not necessarily deemed accepted by the portfolio and may be canceled or revoked by the portfolio.

Insurance companies and/or their separate accounts that invest in the portfolio on behalf of the variable contract owners may have different policies and/or restrictions regarding market timing. Contract owners should refer to the applicable variable contract prospectus for more details.


FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value the portfolio's securities when market prices are not "readily available" or are unreliable. For example, the portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.


By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the portfolio seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of the portfolio's portfolio holdings and the net asset value of the portfolio's shares, and help ensure that the prices at which the portfolio's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The portfolio makes fair value determinations in good faith in accordance with the portfolio's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the portfolio could obtain the fair value assigned to the security upon the sale of such security.

THE PORTFOLIO RESERVES CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

     - To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

     - To withdraw or suspend any part of the offering made by this prospectus.


PORTFOLIO HOLDINGS. A description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's securities is available in the portfolio's Statement of Additional Information.


                            DISTRIBUTIONS AND TAXES

The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance company separate accounts each year in December. Distributions are normally reinvested pursuant to elections by the separate accounts.

The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.

The portfolio must meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service. The portfolio intends to comply with these diversification requirements.

For more information regarding the federal income tax consequences of investing in the portfolio, see "Federal Income Taxes" in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate separate account prospectus.

                         SCHWAB S&P 500 INDEX PORTFOLIO

                                 TO LEARN MORE

This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources:

ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the portfolio, call Schwab Insurance Services at 1-888-311-4887 or contact Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.


The SAI, the portfolio's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Schwab Annuity Portfolios 811-8314

                            ------------------------

                                   PROSPECTUS


                                 APRIL 30, 2006


                            ------------------------

                                   PROSPECTUS


                                 APRIL 30, 2006


                            ------------------------

                       SCHWAB MONEY MARKET PORTFOLIO(TM)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                              ABOUT THE PORTFOLIO

  3       Schwab Money Market Portfolio(TM)
  4       Risks
  5       Performance
  6       Portfolio Fees and Expenses
  7       Financial Highlights
  8       Portfolio Management
  9       Investing in the Portfolio
 10       Transaction Policies
 10       Distributions and Taxes
 11       To Learn More

                       SCHWAB MONEY MARKET PORTFOLIO(TM)

                                      GOAL

THE PORTFOLIO'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

                                    STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

     - U.S. government securities and U.S. treasury securities

     - commercial paper, including asset-backed commercial paper and promissory notes

     - certificates of deposit and time deposits

     - variable- and floating-rate debt securities

     - bank notes and bankers' acceptances

     - repurchase agreements

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the portfolio's manager seeks to maximize current income within the limits of the portfolio's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the portfolio owns or is considering buying. The manager may adjust the portfolio's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the portfolio seeks to maintain a stable $1 share price.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

     - Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

     - Diversification: requirements for diversification limit the portfolio's exposure to any given issuer.


     - Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                     RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the portfolio's yield will change over time. During periods when interest rates are low, the portfolio's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share it is possible to lose money by investing in the portfolio.

THE PORTFOLIO COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the portfolio's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the portfolio invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the portfolio owns do not extend to the shares of the portfolio itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE PORTFOLIO'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the portfolio's yields at times could lag those of other money market funds. The portfolio's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE PORTFOLIO IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

This portfolio may be appropriate for investors interested in competitive money market returns.

                                  PERFORMANCE

Below are a chart and a table showing portfolio returns and performance (which varies over time). These figures assume that all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance.

                              [PERFORMANCE GRAPH]

ANNUAL TOTAL RETURNS (%) AS OF 12/31



[BAR CHART]


1996               4.98

1997               5.12

1998               5.07

1999               4.69

2000               5.95

2001               3.72

2002               1.32

2003               0.74

2004               0.90

2005               2.75



BEST QUARTER: 1.54% Q4-2000


WORST QUARTER: 0.15% Q1-2004



AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/05     1 YEAR    5 YEARS    10 YEARS
-----------------------------------------------     ------    -------    --------
Money Market Portfolio............................   2.75      1.88        3.51


-------------------------

The portfolio's seven-day yield as of 12/31/2005 was 3.83%.


Call toll-free 1-888-311-4889 for a current seven-day yield.

                          PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return.

FEE TABLE(%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)                        None

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)


Management fees.............................................   0.38
Distribution (12b-1) fees...................................   None
Other expenses..............................................   0.09
                                                              -----
Total annual operating expenses.............................   0.47*


-------------------------

* Schwab and the investment adviser have agreed to limit the portfolio's net annual operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.50% through 4/29/2007.


The figures in the Fee Table do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company.


EXAMPLE


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $48      $151      $263       $591

                              FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers, LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                         SCHWAB MONEY MARKET PORTFOLIO


                                                1/1/05-    1/1/04-    1/1/03-    1/1/02-    1/1/01-
                                                12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                --------   --------   --------   --------   --------
PER-SHARE DATA($)
Net asset value at beginning of period........    1.00       1.00       1.00        1.00       1.00
                                                 -----      -----      -----      ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......................    0.03       0.01       0.01        0.01       0.04
                                                 -----      -----      -----      ------     ------
LESS DISTRIBUTIONS:
  Dividends from net investment income........   (0.03)     (0.01)     (0.01)      (0.01)     (0.04)
                                                 -----      -----      -----      ------     ------
  Net asset value at end of period............    1.00       1.00       1.00        1.00       1.00
                                                 -----      -----      -----      ------     ------
TOTAL RETURN(%)...............................    2.75       0.90       0.74        1.31       3.72
RATIOS/SUPPLEMENTAL DATA(%)
Ratios to average net assets:
  Net operating expenses......................    0.47       0.46       0.44        0.48       0.49
  Gross operating expenses....................    0.47       0.46       0.44        0.48       0.50
  Net investment income.......................    2.74       0.89       0.75        1.31       3.55
Net assets, end of period ($ X 1,000,000)          133        116        141         215        204

                              PORTFOLIO MANAGEMENT


THE INVESTMENT ADVISER for the portfolio is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R) and has nearly $150 billion under management. The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/2005.)



As the investment adviser, the firm oversees the asset management and administration of the portfolio. As compensation for these services, the firm receives a management fee from the portfolio. For the 12 months ended 12/31/2005, this fee was 0.38% for the Schwab Money Market Portfolio. This figure, which is expressed as a percentage of the portfolio's average daily net assets, represents the actual amount paid, including the effects of reductions.



A discussion regarding the basis for the Board of Trustees' approval of the portfolio's investment advisory agreement is available in the portfolio's 2005 annual report, which covers the period from 1/1/05 through 12/31/05.

                           INVESTING IN THE PORTFOLIO

Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract) investors also should review the separate account prospectus prepared by their insurance company.

Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.

Shares of the portfolio are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts and variable life insurance policies as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.

The portfolio does not foresee any disadvantage to variable contract or variable life insurance policy owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts and variable life insurance policies (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. At the same time, if these arrangements are implemented, the portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio would be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the portfolio's Board of Trustees to monitor events in order to identify the existence of any material, irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material, irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.


The investment adviser and Schwab or its affiliates may pay certain financial intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the investment adviser and Schwab or its affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by the investment adviser and/or Schwab or its affiliates, not by the portfolio or its shareholders.

                              TRANSACTION POLICIES

THE PORTFOLIO IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE (NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. THE PORTFOLIO RESERVES THE RIGHT TO OPEN FOR BUSINESS ON DAYS THE NYSE IS CLOSED BUT THE FED IS OPEN.

THE PORTFOLIO CALCULATES ITS SHARE PRICE EACH BUSINESS DAY as of the close of the NYSE (generally 4 p.m. Eastern time). The portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. The portfolio seeks to maintain a stable NAV of $1. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio's designee, will be executed at the portfolio's next calculated NAV. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.

All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.

The portfolio values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


POLICY REGARDING EXCESSIVE TRADING AND TRADE ACTIVITY MONITORING. The portfolio's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of shares. However, the portfolio is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the portfolio is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the portfolio's investments, and money market instruments in general, and the portfolio's intended purpose to serve as a short-term investment vehicle for shareholders, the portfolio does not monitor or limit shareholders purchases and redemptions of shares. However, the portfolio's policies and procedures do provide it with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.


Insurance companies and/or their separate accounts that invest in the portfolio on behalf of the variable contract owners may have different policies and/or restrictions regarding market timing. Contract owners should refer to the applicable variable contract prospectus for more details.

THE PORTFOLIO RESERVES CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

     - To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

     - To withdraw or suspend any part of the offering made by this prospectus.


PORTFOLIO HOLDINGS. A description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's securities is available in the portfolio's Statement of Additional Information.


                            DISTRIBUTIONS AND TAXES

The portfolio declares a dividend every business day, and pays a dividend to the participating insurance company separate accounts every month, except that in December dividends are paid by the last business day of the month. Distributions are normally reinvested pursuant to elections by the separate accounts.

The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.

The portfolio must meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service. The portfolio intends to comply with these diversification requirements.

For more information regarding the federal income tax consequences of investing in the portfolio, see "Federal Income Taxes" in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate separate account prospectus.

                       SCHWAB MONEY MARKET PORTFOLIO(TM)

                                 TO LEARN MORE

This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources:

ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the portfolio, call Schwab Insurance Services at 1-888-311-4887 or contact Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Fund's web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.


The SAI, the portfolio's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Schwab Annuity Portfolios 811-8314

                            ------------------------

                                   PROSPECTUS


                                 APRIL 30, 2006


                            ------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                           SCHWAB ANNUITY PORTFOLIOS
                        SCHWAB MONEY MARKET PORTFOLIO TM
                   SCHWAB MARKETTRACK GROWTH PORTFOLIO II TM
                         SCHWAB S&P 500 INDEX PORTFOLIO

                      (FORMERLY SCHWAB S&P 500 PORTFOLIO)



                                 APRIL 30, 2006



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each portfolio's prospectus each dated April 30, 2006 (as amended from time to time). To obtain a free copy of a prospectus, please contact the Schwab Insurance Services at Charles Schwab & Co., Inc. at 1-888-311-4887 or contact Schwab Funds at 1-800-435-4000.


Each portfolio is a series of Schwab Annuity Portfolios (the trust). The portfolios are part of the Schwab complex of funds ("Schwab Funds").


Each portfolio's audited financial statements from the portfolio's annual reports for the fiscal year ended December 31, 2005, are incorporated by reference into this SAI. A copy of the portfolios'2005 annual reports are delivered with the SAI.



For the Schwab Annuity Portfolios, which each include a summary portfolio schedule in its shareholder report, each of the portfolio's 2005 annual full portfolio schedule from Form N-CSR is a separate document delivered with the SAI and is incorporated by reference into this SAI.


                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS.....................................................     2
MANAGEMENT OF THE PORTFOLIOS..............................................    28
DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES.........................    39
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    51
INVESTMENT ADVISORY AND OTHER SERVICES....................................    51
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    57
DESCRIPTION OF THE TRUST..................................................    61
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS
AND PRICING OF SHARES.....................................................    62
TAXATION..................................................................    65
APPENDIX..................................................................    67

            INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND
                                  LIMITATIONS

                              INVESTMENT OBJECTIVES

The SCHWAB MONEY MARKET PORTFOLIO TM seeks the highest current income consistent with stability of capital and liquidity.

The SCHWAB MARKETTRACK GROWTH PORTFOLIO II TM seeks high capital growth with less volatility than an all stock portfolio.

The SCHWAB S&P 500 INDEX PORTFOLIO seeks to track the price and dividend performance (total return) of stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the S&P 500(R)).

                              INVESTMENT STRATEGIES

It is the Schwab S&P 500 Index Portfolio's policy that under normal circumstances it will invest at least 80% of its net assets in securities included in the S&P 500. The portfolio will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, net assets mean net assets plus the amount of any borrowings for investment purposes.


The S&P 500 is generally considered to be representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financial and transportation. The Schwab S&P 500 Index Portfolio may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Schwab S&P 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Schwab S&P 500 Index Portfolio particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Schwab S&P 500 Index Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Schwab S&P 500 Index Portfolio. S&P has no obligation to take the needs of the Schwab S&P 500 Index Portfolio or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Schwab S&P 500 Index Portfolio shares or in the determination or calculation of the equation by which the Schwab S&P 500 Index Portfolio's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Schwab S&P 500 Index Portfolio's shares.

S&P does not guarantee the accuracy and /or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Index Portfolio, its shareholders or any other person or entity from the use of the S&P 500 Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


The Schwab MarketTrack Growth Portfolio II TM seeks to maintain a defined mix of asset classes over time, and it invests mainly in a combination of other Schwab Funds(R), which are managed using indexing strategies. The portfolio may invest in various types of underlying funds. The portfolio also may invest in securities other than shares of Schwab Funds, such as stocks, bonds and money market securities, and engage in certain investment techniques. For the large-cap allocation, in addition to investing in other Schwab Funds, the portfolio may also invest directly in all the stocks which comprise the S&P 500 Index(R) (or other similar index), using an indexing strategy. These investments and the risks normally associated with these investments are discussed in the "Investments, Risks and Limitations" section of this document.


The following investment securities, strategies, risks and limitations supplement those set forth in the prospectuses and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a portfolio's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a portfolio to sell an investment if it could not then make the same investment. Additionally, for purposes of calculating any restriction for the Schwab Money Market Portfolio TM, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), unless otherwise noted.


The Schwab Money Market Portfolio operates as a money market fund and seeks to comply with the requirements of Rule 2a-7 under the 1940 Act, as that Rule may be amended or interpreted from time to time. The Rule's key provisions govern the maturity, quality and diversification of the portfolio's investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in "eligible securities," which are securities rated in one of the two highest categories for short-term securities by nationally recognized statistical rating organizations (NSROs) or, if unrated, determined to be of equivalent quality by a portfolio's adviser. The Schwab Money Market Portfolio is also subject to diversification requirements which generally limit portfolio exposure to any one issuer or guarantor to either 5% or 10% respectively.



Each portfolio's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a portfolio means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a portfolio are represented at the meeting or (b) more than 50% of the outstanding voting shares of a portfolio. There is no guarantee a portfolio will achieve its objective.

                       INVESTMENTS, RISKS AND LIMITATIONS

The different types of investments that the portfolios (or, in the case of the Schwab MarketTrack Growth Portfolio II TM, an underlying fund) typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Although, all of the Schwab MarketTrack Growth Portfolio II's underlying funds' various types of investments and investment techniques are not currently known. The Schwab MarketTrack Growth Portfolio II also may invest in securities other than shares of Schwab Funds, such as stocks, bonds and money market securities, and engage in certain investment techniques, which are outlined below.

Not all securities or techniques discussed below are eligible investments for each portfolio. A portfolio will make investments that are intended to help achieve its investment objective.

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit support for asset-backed securities is limited to the underlying assets, but, in other cases may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.


[For purposes of the Schwab Money Market Portfolio's concentration policy, the portfolio will determine the industry classification of asset-backed securities based upon the investment adviser's evaluation of the risks associated with an investment in the underlying assets. For example, asset-backed securities whose underlying assets share similar economic characteristics because, for example, they are funded (or supported) primarily from a single or similar source or revenue stream will be classified in the same industry sector. In contrast, asset-backed securities whose underlying assets represent a diverse mix of industries, business sectors and/or revenue streams will be classified into distinct industries based on their underlying credit and liquidity structures. The Schwab Money Market Portfolio will limit its investments in each identified industry to less than 25% of its net assets.]

BANKERS' ACCEPTANCES OR NOTES are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The Schwab Money Market Portfolio will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BOND FUNDS typically seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all. The Schwab Funds(R) bond fund that the Schwab MarketTrack Growth Portfolio II TM may currently invest in is the Schwab Total Bond Market Fund. For a more detailed discussion of the risks of bonds, please refer to "Debt Securities" later in the document.

BORROWING. A portfolio may borrow for temporary or emergency purposes; for example, a portfolio may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. A portfolio's borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of a portfolio's shares and in its portfolio yield. A portfolio will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC). If assets used to secure a borrowing decrease in value, a portfolio may be required to pledge additional collateral to avoid liquidation of those assets.

A portfolio may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a portfolio within 60 days and is not extended or renewed. Each portfolio may use the lines to meet large or unexpected redemptions that would otherwise force the portfolio to liquidate securities under circumstances which are unfavorable to the portfolio's remaining shareholders. Each portfolio will pay fees to the banks for using its lines.

CERTIFICATES OF DEPOSIT OR TIME DEPOSITS are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The Schwab Money Market Portfolio TM will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on primary characteristics of non-U.S. (foreign) banks, the Schwab Money Market Portfolio has identified each foreign country as a separate bank industry for purposes of its concentration policy, however the Portfolio will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. The Schwab MarketTrack Growth Portfolio II TM will not concentrate its investments in a particular industry or group of industries, unless its underlying fund investments are so concentrated. The Schwab S&P 500 Index Portfolio will not concentrate its investments unless the S&P 500 Index is so concentrated. The Schwab Money Market Portfolio TM reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by U.S. banks and U.S branches of foreign banks (which the portfolio has determined to be subject to the same regulations as U.S. banks).


CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts and demand features. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a portfolio, and affect its share price.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities ("bonds") tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds."

The market for these securities has historically been less liquid than for investment grade securities.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a portfolio until the security is delivered. A portfolio will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a portfolio sells a security on a delayed-delivery basis, the portfolio does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a portfolio could suffer losses.


DEPOSITARY RECEIPTS include American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.



Investments in the securities of foreign issuers may subject the portfolios to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.



Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.



Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each portfolio is a series of an open-end investment management company. Each portfolio is a diversified mutual fund. In addition, the Schwab Money Market Portfolio TM follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds.

Each portfolio also must comply with certain IRS regulations that impose asset diversification requirements. See "Taxation" for more information.

EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a company, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.


Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, EDRs and interests in real estate investment trusts ("REITS") for more information on REITS, see section entitled "Real Estate Investment Trusts").

Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increased and decreases in an issuers earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a portfolio can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate and have lower ratings from ratings organizations than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common stocks becomes more valuable.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a portfolio's ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer's creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a portfolio will lose the purchase price it paid for the warrant and the right to purchase the underlying security.


EXCHANGE TRADED FUNDS ("ETFs"), such as Standard & Poor's Depositary Receipts ("SPDRs") Trust, are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.


FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which a portfolio may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the portfolios and/or underlying funds will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a portfolio, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a portfolio to miss attractive investment opportunities. Losses to a portfolio arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a portfolio or underlying fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the Schwab MarketTrack Growth Portfolio II TM or its underlying funds may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the portfolio or underlying fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the portfolio or underlying funds.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the Schwab MarketTrack Growth Portfolio II TM or its underlying funds may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio or underlying fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the portfolio or underlying fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the portfolio or underlying fund could sustain a loss.

The underlying funds in which the Schwab MarketTrack Growth Portfolio II may invest also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, an underlying fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the underlying fund expects to purchase).

Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of an underlying fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the underlying funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the underlying fund's holdings of securities denominated in a particular currency and forward contracts into which the underlying fund enters. Such imperfect correlation may cause an underlying fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. Losses to an underlying fund will affect the performance of the Schwab MarketTrack Growth Portfolio II.


FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A portfolio may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission ("CFTC") licenses and regulates on foreign exchanges. Consistent with CFTC regulations, the portfolios have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.



Each portfolio must maintain a small portion of its assets in cash to process shareholder transactions in and out of the portfolio and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a portfolio may purchase futures contracts. Such transactions allow a portfolio's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. With respect to the Schwab Small-Cap Index Fund(R), an underlying fund of the Schwab MarketTrack Growth Portfolio II, because there is not currently available any futures contract tied directly to either the total return of the U.S. stock market or the fund's index, there is no guarantee that this strategy will be successful. A portfolio may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. A portfolio may enter into a futures contract for these or other reasons.



When buying or selling futures contracts, a portfolio or underlying fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as "marking-to-market." The margin amount will be returned to the portfolio or underlying fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a portfolio will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws. Underlying funds may have the same or different arrangements.

While a portfolio intends to purchase and sell futures contracts in order to simulate full investment in their respective indices, there are risks associated with these transactions. Adverse market movements could cause a portfolio to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a portfolio had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a portfolio incurs transaction costs (i.e. brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a portfolio seeks to close out a futures position. If a portfolio or an underlying fund is unable to close out its position and prices move adversely, the portfolio or underlying fund would have to continue to make daily cash payments to maintain its margin requirements. If a portfolio or an underlying fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a portfolio or an underlying fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. A portfolio or an underlying fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a portfolio has valued the instruments. The liquidity of a portfolio's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INDEXING STRATEGIES involve tracking the securities represented in, and, therefore, performance of, an index. The Schwab S&P 500 Index Portfolio normally will invest primarily in the securities of its index. The Schwab MarketTrack Growth Portfolio II TM invests mainly in other Schwab Funds,(R) particularly index funds, which seek to track the total returns of various market indices. Each of these index funds normally will primarily invest its assets in the securities of its index. Moreover, each of these index funds seeks to invest so that its portfolio performs similarly to that of its index. Each of these index funds tries to generally match its holdings in a particular security to its weight in the index. Each index fund will seek a correlation between its performance and that of its index of 0.90 or better. A perfect correlation of
1.0 is unlikely as the index funds incur operating and trading expenses unlike their indices. An index fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for the portfolio or index fund.

INITIAL PUBLIC OFFERING. The portfolios may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

INTERFUND BORROWING AND LENDING. A portfolio may borrow money from and/or lend money to other Schwab Funds(R). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).


INTERNATIONAL STOCK FUNDS typically seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts. The Schwab Funds(R) international stock fund that the Schwab MarketTrack Growth Portfolio II may currently invest in is the Schwab International Index Fund(R). For a more detailed discussion of the risks of international stocks, please refer to "Foreign Securities" earlier in the document.


MATURITY OF INVESTMENTS. The Schwab Money Market Portfolio TM follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. Generally, these requirements prohibit a portfolio from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET FUNDS typically seek current income and a stable share price of $1.00 by investing in money market securities. The Schwab Funds money market fund that the Schwab MarketTrack Growth Portfolio II may currently invest in is the Schwab Value Advantage Money Fund(R). For a more detailed discussion of the risks of money market securities, please refer to "Money Market Securities" later in the document.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a portfolio buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

A portfolio must keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, a portfolio may invest in money market securities.

MORTGAGE-BACKED SECURITIES represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. government, such as Freddie Mac and Fannie Mae, and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. The Schwab MarketTrack Growth Portfolio II TM and its underlying funds may purchase mortgage-related securities at a premium or at a discount. When interest rates rise, extension risk increases and may affect the value of the portfolio or its underlying fund. Principal and interest payments on certain mortgage-related securities may be guaranteed by the government to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of the portfolio's shares.

MUTUAL FUNDS (open-end mutual funds) are registered investment companies, which may issue and redeem their shares on a continuous basis. CLOSED-END MUTUAL FUNDS are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses. The Schwab MarketTrack Growth Portfolio II TM will normally invest at least 50% of its assets in other Schwab Funds(R), which are registered open-end investment companies.

OTHER SECURITIES. Under certain circumstances, an underlying fund of the Schwab MarketTrack Growth Portfolio II may make payment of a redemption by the portfolio wholly, or in part, by a distribution in-kind of securities from its portfolio rather than payment in cash. In such a case, the Schwab MarketTrack Growth Portfolio II may hold the securities distributed until the investment adviser determines that it is appropriate to sell them.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the portfolios will be covered, which means that the portfolios will own the securities subject to the option so long as the option is outstanding.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options a portfolio writes will be covered, which means that a portfolio will earmark or segregate cash, U.S. government securities or other liquid debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a portfolio. However, in return for the option premium, a portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

A portfolio may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. A portfolio may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A portfolio may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a portfolio generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a portfolio is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a portfolio and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.

A portfolio may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of a portfolio, does not exceed 5% of its net assets.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

QUALITY OF INVESTMENTS. The Schwab Money Market Portfolio TM follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. Generally these require the Schwab Money Market Portfolio to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two NRSROs, or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities are first tier securities. Second tier securities generally are rated within the second-highest category.

Should a security's high-quality rating change after purchase by the portfolio, the investment adviser would take such action, including no action, as determined to be in the best interest of the portfolio by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REAL ESTATE INVESTMENT TRUSTS (REITS) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITS may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of the Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than--and at times will perform differently from--large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements a portfolio enters into will involve the portfolio as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short--from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause a portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A portfolio also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, a portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The portfolio will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a portfolio, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a portfolio or an underlying fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a portfolio would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. A portfolio generally retains the right to interest and principal payments on the security. If a portfolio uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the portfolio to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the portfolio's securities.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. A portfolio may engage in security lending arrangements with the primary objective of increasing its income. For example, a portfolio may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities.

A portfolio may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a portfolio may at any time call the loan and obtain the return of the securities loaned; (3) a portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the portfolio, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a portfolio, it is expected that a portfolio will do so only where the items being voted upon, in the judgment of the investment adviser, either are material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis, (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange, and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds and unit investment trusts are traded on exchanges.

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.


The portfolios may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. A portfolio may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a portfolio selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.


Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the portfolios an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a portfolio may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when a portfolio and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Under the terms of the exemptive order, each portfolio and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.


SHORT SALES may be used by a portfolio as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A portfolio may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a portfolio owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issuer as the securities that are sold short. A short sale against the box is a taxable transaction to a portfolio with respect to the securities that are sold short. "Uncovered" short sales are transactions under which a portfolio sells a security it does not own. To complete such transaction, a portfolio may borrow the security through a broker to make delivery to the buyer and, in doing so, the portfolio becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. A portfolio also may have to pay a fee to borrow particular securities which would increase the cost of the security. In addition, a portfolio is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the portfolio replaces the borrowed securities.



A portfolio will incur a loss if the price of the security sold short increases between the time of the short sale and the time a portfolio replaces the borrowed security and, conversely, the portfolio will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If a portfolio sells securities short "against the box", it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.


A portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, a portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (1) the market value of the securities sold short, marked-to-market daily, and (2) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale.

SMALL-CAP STOCKS include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than company stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks and an underlying fund's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for an underlying fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a portfolio's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a portfolio or an underlying fund that invests in small-cap stocks may change sharply during the short term and long term.

SMALL-CAP STOCK FUNDS typically seek capital growth and invest primarily in equity securities of companies with smaller market capitalizations. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors. The Schwab Funds(R) small-cap stock fund that the Schwab MarketTrack Growth Portfolio II TM may currently invest in is the Schwab Small-Cap Index Fund(R). For a more detailed discussion of the risks of small-cap stocks, please refer to "Small-Cap Stocks" earlier in the document.

STOCK FUNDS typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus on a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. The Schwab Funds(R) stock funds that the Schwab MarketTrack Growth Portfolio II may currently invest in are the Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R). A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value.


STOCK SUBSTITUTION STRATEGY is a strategy, whereby a portfolio (or underlying fund) may, in certain circumstances, substitute a similar stock for a security in its index.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.


SWAP AGREEMENTS are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.



Swap agreements can be structured to increase or decrease a portfolio's exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a portfolio's exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a portfolio agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a portfolio's exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a portfolio's investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a portfolio, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a portfolio, a portfolio must be prepared to make such payments when they are due. In order to help minimize risks, a portfolio will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a portfolio to earmark or segregate assets in the amount of the accrued amounts owed under the swap. A portfolio could sustain losses if a counterparty does not perform as agreed under the terms of the swap. A portfolio will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.



In addition, the portfolios may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A portfolio may use a swaption in addition to or in lieu of a swap involving a similar rate or index.


For purposes of applying a portfolio's investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the portfolios at market value. In the case of a credit default swap sold by a portfolio (i.e., where the portfolio is selling credit default protection), however, the portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the portfolios for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a portfolio. In addition, a portfolio may exercise only its demand rights at certain times. A portfolio could suffer losses in the event that the issuer defaults on its obligation.


                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by a vote of a majority of a portfolio's outstanding voting shares.

THE SCHWAB MONEY MARKET PORTFOLIO TM MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(8) Purchase securities or make investments other than in accordance with its investment objective and policies.


EACH OF THE SCHWAB MARKETTRACK GROWTH PORTFOLIO II TM AND SCHWAB S&P 500 INDEX PORTFOLIO MAY NOT:


(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act.

(2) Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder; except that the Schwab S&P 500 Index Portfolio may concentrate investments only to the extent that the S&P 500 Index(R) is also so concentrated.

(3) Purchase or sell commodities, commodities contracts or real estate; lend or borrow money; issue senior securities; underwrite securities; or pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of
Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a porfolio's investment restriction.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the portfolio. Money market funds that satisfy the applicable diversification requirements of Rule 2(a)(7) of the 1940 Act are deemed to satisfy the 1940 Act's diversification requirements.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.


Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every an investment company have a fundamental investment policy governing such investments. Each portfolio has adopted a fundamental policy that would permit direct investment in real estate. However, the portfolios have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the portfolios' Board of Trustees.


Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits an investment company from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.


Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified investment company may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

                            OTHER INVESTMENT POLICIES

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

THE SCHWAB MONEY MARKET PORTFOLIO TM MAY NOT:


(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry group of industries.


(2) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the portfolio may (i) purchase securities of companies that deal in real estate or interests therein (including REITS), (ii) purchase or sell futures contracts, options contracts, equity index participations, and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(3) Invest more than 10% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


(5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).


(6) Borrow money except that the portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(7) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(8) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures or other derivative instruments shall not constitute purchasing securities on margin.

EACH OF THE SCHWAB MARKETTRACK GROWTH PORTFOLIO II TM AND SCHWAB S&P 500 INDEX PORTFOLIO MAY NOT:

(1) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each Portfolio may
(i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and
(iii) purchase securities of companies that deal in precious metals or interests therein.

(2) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(3) Borrow money except that the portfolio may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(4) Invest more than 15% of its net assets in illiquid securities.

(5) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exception therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

(8) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each portfolio may purchase securities to the extent that its index is also so concentrated).

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the portfolio's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a portfolio to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a portfolio to exceed its limitation, the portfolio will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.


                          MANAGEMENT OF THE PORTFOLIOS

Each portfolio is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each portfolio. The trustees met 7 times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. (""Schwab""). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly-traded company and the parent company of the portfolios' investment adviser and distributor.

Each of the officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and The Charles Schwab Family of Funds. As used herein the term "Family of Investment Companies" collectively refers to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust which, as of December 31, 2005, included 57 funds.



On January 30, 2004, CSIM became the investment adviser of the Laudus Trust and the Laudus Variable Insurance Trust (The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Laudus Trust and the Laudus Variable Insurance Trust are collectively referred to herein as the "fund complex"). As of December 31, 2005, the fund complex consisted of 68 funds. Ms. Byerwalter and Mr. Hasler also serve as trustees for the Laudus Trust and the Laudus Variable Insurance Trust, therefore, each of these trustees oversees all 68 funds in the fund complex. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.



Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

      NAME, YEAR OF                TERM OF                    PRINCIPAL
        BIRTH, AND                OFFICE AND                 OCCUPATIONS
       (POSITION(S)               LENGTH OF                   DURING THE                     OTHER
      WITH THE TRUST)            TIME SERVED 1             PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
                                              INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD             Trustee of Schwab       Chief Executive Officer,
1931                          Annuity Portfolios      Dorward & Associates
(Trustee)                     since 1994.             (corporate management,
                                                      marketing and
                                                      communications
                                                      consulting firm). From
                                                      1996-1999, Executive
                                                      Vice President and
                                                      Managing Director, Grey
                                                      Advertising. Prior to
                                                      1996, President and
                                                      Chief Executive Officer,
                                                      Allen & Dorward
                                                      Advertising.
-----------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES              Trustee of Schwab       Chairman, Chief
1931                          Annuity Portfolios      Executive Officer and
(Trustee)                     since 1994.             Director, Semloh
                                                      Financial, Inc.
                                                      (international financial
                                                      services and investment
                                                      advisory firm).
-----------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS            Trustee of Schwab       Managing Partner, D.R.
1938                          Annuity Portfolios      Stephens & Company
(Trustee)                     since 1994.             (investments). Prior to
                                                      1996, Chairman and Chief
                                                      Executive Officer of North
                                                      American Trust (real
                                                      estate investment trust).
-----------------------------------------------------------------------------------------------------------------



----------
1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds(R) retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messr. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

      NAME, YEAR OF                TERM OF                    PRINCIPAL
        BIRTH, AND                OFFICE AND                 OCCUPATIONS
       (POSITION(S)               LENGTH OF                   DURING THE                     OTHER
      WITH THE TRUST)            TIME SERVED 1             PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
                                              INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
MICHAEL W.                    Trustee of Schwab       Chairman and Chief
WILSEY                        Annuity Portfolios      Executive Officer,
1943                          since 1994.             Wilsey Bennett, Inc.
(Trustee)                                             (real estate investment
                                                      and management, and
                                                      other investments).
-----------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER            Trustee of Schwab       Chairman of JDN            Ms. Byerwalter is on the
1960                          Annuity Portfolios      Corporate Advisory LLC.    Boards of Stanford University,
(Trustee)                     since 2000.             From 1996 to 2001, Vice    America First Companies
                                                      President for Business     (venture capital/fund
                                                      Affairs and Chief          management), Redwood Trust,
                                                      Financial Officer of       Inc. (mortgage finance),
                                                      Stanford University, and   Stanford Hospitals and
                                                      in 2001, Special Advisor   Clinics, SRI International
                                                      to the President of        (research), PMI Group Inc.
                                                      Stanford University. 2     (mortgage insurance), Lucile
                                                                                 Packard Children's Hospital,
                                                                                 and Pacific Life Insurance
                                                                                 Company.  Ms. Byerwalter is
                                                                                 also a Trustee of Laudus Trust
                                                                                 and Laudus Variable Insurance
                                                                                 Trust, both of which are
                                                                                 managed by CSIM or its
                                                                                 affiliates and are included in
                                                                                 the Schwab mutual fund complex.
-----------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER             Trustee of Schwab       Dean Emeritus, Haas        Mr. Hasler is on the Boards of
1941                          Annuity Portfolios      School of Business,        Aphton Corporation
(Trustee)                     since 2000.             University of              (bio-pharmaceuticals), Mission
                                                      California, Berkeley.      West Properties (commercial
                                                      Until February 2004,       real estate), Stratex Networks
                                                      Co-Chief Executive         (network equipment), Genitope
                                                      Officer, Aphton            Corp. (bio-pharmaceuticals),
                                                      Corporation                TOUSA (homebuilding), Ditech
                                                      (bio-pharmaceuticals).     Communications Corp. (voice
                                                      Prior to August 1998,      communications technology);
                                                      Dean of the Haas School    Non-
                                                      of Business, University
                                                      of California, Berkeley



----------
2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993.

      NAME, YEAR OF                TERM OF                    PRINCIPAL
        BIRTH, AND                OFFICE AND                 OCCUPATIONS
       (POSITION(S)               LENGTH OF                   DURING THE                     OTHER
      WITH THE TRUST)            TIME SERVED 1             PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
                                                      (higher education).        Executive Chairman,
                                                                                 Solectron Corporation
                                                                                 (manufacturing).  Mr. Hasler
                                                                                 is also a Trustee of Laudus
                                                                                 Trust and Laudus Variable
                                                                                 Insurance Trust, both of
                                                                                 which are managed by CSIM
                                                                                 or its affiliates and are
                                                                                 included in the Schwab
                                                                                 mutual fund complex.
-----------------------------------------------------------------------------------------------------------------
GERALD B. SMITH               Trustee of Schwab       Chairman and Chief         Mr. Smith is on the Board of
1950                          Annuity Portfolios      Executive Officer and      Cooper Industries (electrical
(Trustee)                     since 2000.             founder of Smith Graham    products, tools and hardware);
                                                      & Co. (investment          Chairman, Texas Southern
                                                      advisors).                 University Foundation;
                                                                                 Executive Committee and Board
                                                                                 Member, MD Anderson Cancer
                                                                                 Center; Chairman of the audit
                                                                                 committee of Northern Border
                                                                                 Partners, M.L.P. (energy).

-----------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 3           Chairman and Trustee    Chairman, Chief            Trustee, Charles and Helen
1937                          of Schwab Annuity       Executive Officer and      Schwab Foundation; Chairman,
(Chairman and Trustee)        Portfolios since 1994.  Director, The Charles      All Kinds of Minds Institute
                                                      Schwab Corporation,        (education); Chairman and
                                                      Charles Schwab & Co.,      Director, Charles Schwab
                                                      Inc.; Chairman and         Foundation; Chairman of the
                                                      Director, Charles Schwab   Finance Committee, San
                                                      Investment Management,     Francisco Museum of Modern
                                                      Inc., Charles Schwab       Art; Trustee, Stanford
                                                      Bank, N. A.; Chairman      University
                                                      and Chief Executive
                                                      Officer, Schwab (SIS)
                                                      Holdings Inc. I, Schwab
                                                      International



----------
3 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

      NAME, YEAR OF                TERM OF                    PRINCIPAL
        BIRTH, AND                OFFICE AND                 OCCUPATIONS
       (POSITION(S)               LENGTH OF                   DURING THE                     OTHER
      WITH THE TRUST)            TIME SERVED 1             PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------

                                                      Holdings, Inc.; Chief
                                                      Executive Officer and
                                                      Director, Schwab
                                                      Holdings, Inc.; Director,
                                                      U.S. Trust Company,
                                                      N. A., U.S. Trust
                                                      Corporation, United
                                                      States Trust Company of
                                                      New York. Until May 2003,
                                                      Co-Chief Executive
                                                      Officer, The Charles
                                                      Schwab Corporation.
-----------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 3, 4          Trustee of Schwab       Executive Vice President
1954                          Annuity Portfolios      and President, Schwab
(Trustee)                     since 2005.             Financial Products,
                                                      Charles Schwab & Co.,
                                                      Inc.; Director, Charles
                                                      Schwab Asset Management
                                                      (Ireland) Limited and
                                                      Charles Schwab Worldwide
                                                      Funds PLC.  From
                                                      September 2002 to July
                                                      2004, Chief Executive
                                                      Officer and President,
                                                      Charles Schwab
                                                      Investment Management,
                                                      Inc. and Executive Vice
                                                      President, Charles
                                                      Schwab & Co., Inc.
                                                      Prior to September 2002,
                                                      President and Chief
                                                      Investment Officer,
                                                      American Century
                                                      Investment Management,
                                                      and Director, American
                                                      Century Companies, Inc.
                                                      Until June 2001,



----------
3 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

4 Mr. Merk was appointed to the board on May 24, 2005.

      NAME, YEAR OF                TERM OF                    PRINCIPAL
        BIRTH, AND                OFFICE AND                 OCCUPATIONS
       (POSITION(S)               LENGTH OF                   DURING THE                     OTHER
      WITH THE TRUST)            TIME SERVED 1             PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
                                                      Chief
                                                      Investment Officer -
                                                      Fixed Income, American
                                                      Century Companies, Inc.

-----------------------------------------------------------------------------------------------------------------
                                                    OFFICERS
-----------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER               Officer of Schwab       President, Chief
1955                          Annuity Portfolios      Executive Officer, and
(President and Chief          since 2004.             Director, Charles Schwab
Executive Officer)                                    Investment Management,
                                                      Inc.; President and
                                                      Chief Executive Officer,
                                                      Schwab Funds; Executive
                                                      Vice President, Charles
                                                      Schwab & Co., Inc.
                                                      President and Chief
                                                      Executive Officer,
                                                      Laudus Trust and Laudus
                                                      Variable Insurance
                                                      Trust.  From June 2003
                                                      to July 2004, Senior
                                                      Vice President, Asset
                                                      Management Products and
                                                      Services, Charles Schwab
                                                      & Co., Inc.  Prior to
                                                      June 2003, Executive
                                                      Vice President, Chief
                                                      Financial Officer, and
                                                      Chief Administrative
                                                      Officer, U.S. Trust, a
                                                      subsidiary of The
                                                      Charles Schwab
                                                      Corporation.
-----------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD               Officer of Schwab       Director, Senior Vice
1955                          Annuity Portfolios      President and Chief
(Senior Vice President and    since 1991.             Investment Officer,
Chief Investment Officer)                             Charles Schwab
                                                      Investment Management,
                                                      Inc.;

      NAME, YEAR OF                TERM OF                    PRINCIPAL
        BIRTH, AND                OFFICE AND                 OCCUPATIONS
       (POSITION(S)               LENGTH OF                   DURING THE                     OTHER
      WITH THE TRUST)            TIME SERVED 1             PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
                                                      Chief Investment Officer,
                                                      The Charles Schwab Trust
                                                      Company.
-----------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                Officer of Schwab       Senior Vice President
1964                          Annuity Portfolios      and Chief Financial
(Treasurer and Principal      since 2004.             Officer, Charles Schwab
Financial Officer)                                    Investment Management,
                                                      Inc.; Director,  Charles
                                                      Schwab Asset Management
                                                      (Ireland) Limited and
                                                      Charles Schwab Worldwide
                                                      Funds, PLC.  From
                                                      December 1999 to
                                                      November 2004, Sr. Vice
                                                      President, Financial
                                                      Reporting, Charles
                                                      Schwab & Co., Inc.
-----------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                Officer of Schwab       Senior Vice President,
1961                          Annuity Portfolios      Chief Counsel and
(Secretary)                   since 1998.             Corporate Secretary,
                                                      Charles Schwab
                                                      Investment Management,
                                                      Inc.; Senior Vice
                                                      President and Deputy
                                                      General Counsel, Charles
                                                      Schwab & Co., Inc.
                                                      Prior to June 1998,
                                                      Branch Chief in
                                                      Enforcement at U.S.
                                                      Securities and Exchange
                                                      Commission in San
                                                      Francisco.
-----------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE              Officer of Schwab       Senior Vice President,
1960                          Annuity Portfolios      and Chief Compliance
(Chief Compliance Officer     since 2002.             Officer, Charles Schwab
                                                      Investment

      NAME, YEAR OF                TERM OF                    PRINCIPAL
        BIRTH, AND                OFFICE AND                 OCCUPATIONS
       (POSITION(S)               LENGTH OF                   DURING THE                     OTHER
      WITH THE TRUST)            TIME SERVED 1             PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
                                                      Management, Inc.; Senior
                                                      Vice President, Charles
                                                      Schwab & Co., Inc.;
                                                      Chief Compliance
                                                      Officer, Laudus Trust
                                                      and Laudus Variable
                                                      Insurance Trust.  From
                                                      2002 to 2003, Vice
                                                      President, Charles
                                                      Schwab & Co., Inc., and
                                                      Charles Schwab
                                                      Investment Management,
                                                      Inc.  From 2000 to 2002,
                                                      Vice President, Internal
                                                      Audit, Charles Schwab &
                                                      Co., Inc.
-----------------------------------------------------------------------------------------------------------------
KIMON P. DAIFOTIS             Officer of Schwab       Senior Vice President
1959                          Annuity Portfolios      and Chief Investment
(Senior Vice President and    since 2004.             Officer - Fixed Income,
Chief Investment Officer                              Charles Schwab
                                                      Investment Management,
                                                      Inc.  Prior to 2004,
                                                      Vice President and Sr.
                                                      Portfolio Manager,
                                                      Charles Schwab
                                                      Investment Management,
                                                      Inc.
-----------------------------------------------------------------------------------------------------------------
JEFFREY M. MORTIMER           Officer of Schwab       Senior Vice President
1963                          Annuity Portfolios      and Chief Investment
(Senior Vice President and    since 2004.             Officer - Equities,
Chief Investment Officer)                             Charles Schwab
                                                      Investment Management,
                                                      Inc.; Vice President and
                                                      Chief Investment
                                                      Officer, Laudus Trust
                                                      and Laudus Variable
                                                      Insurance Trust.  Prior
                                                      to 2004, Vice President
                                                      and Sr. Portfolio
                                                      Manager, Charles Schwab
                                                      Investment Management,
                                                      Inc.


                               TRUSTEE COMMITTEES


The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:



          - The Audit and Compliance Committee (formerly the Audit/Portfolio Compliance Committee) has oversight responsibility for the integrity of the Trust's financial reporting processes and compliance policies, procedures and processes, and for the Trust's overall system of internal controls. This Committee is comprised of at least four Independent Trustees. Currently, Messrs. Hasler, Holmes, Wilsey and Ms. Byerwalter are members of this Committee. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. The Committee met four times during the most recent fiscal year.



          - The primary purpose of the Governance Committee is to review and make recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of committees of the Board, and the training of Trustees. The Committee is also responsible for selecting and nominating candidates to serve as trustees. There are no specific procedures in place to consider nominees recommended by shareholders, but such nominees would be considered if such nominations were submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Dorward, Hasler and Holmes and Ms. Byerwalter are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met once during the most recent fiscal year.



          - The primary purpose of the Investment Oversight Committee is to oversee the investment activities of the Trust. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Smith, Stephens and Wilsey are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met once during the most recent fiscal year.



          - The primary purposes of the Marketing, Distribution and Shareholder Servicing Committee are to review matters relating to the marketing of the funds' shares; to oversee the quality and cost of shareholder services provided to the Trusts and its shareholders pursuant to the shareholder servicing and/or administrative service plans; and to oversee the Trust's distribution-related arrangements, including the distribution-related services provided to the Trust and its shareholders. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Dorward, Smith and Stephens are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met once during the most recent fiscal year.


                              TRUSTEE COMPENSATION


The following table provides trustee compensation for the fiscal year ending December 31, 2005. This information is for the fund complex which included 68 funds as of December 31, 2005.



                                         ($)                                              ($)
                               Aggregate Compensation           Pension or               Total
                                        From:               Retirement Benefits      Compensation
                             -------------------------      Accrued as Part of         From Fund
     Name of Trustee         Schwab Annuity Portfolios      Portfolio Expenses          Complex
-------------------------------------------------------------------------------------------------
   INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------
Charles R. Schwab                                   $0                      N/A                $0

Randall W. Merk                                     $0                      N/A                $0

   INDEPENDENT TRUSTEES

Mariann Byerwalter                              $8,925                      N/A          $266,192

William A. Hasler                               $9,465                      N/A          $236,192

Gerald B. Smith                                 $8,925                      N/A          $169,245

Donald F. Dorward                               $8,600                      N/A          $169,245

Robert G. Holmes                                $8,925                      N/A          $169,245

Donald R. Stephens                              $8,600                      N/A          $163,020

Michael W. Wilsey                               $8,600                      N/A          $163,020


                        SECURITIES OWNED BY EACH TRUSTEE


The following table provides each Trustee's equity ownership of a portfolio and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2005. As of December 31, 2005, the Family of Investment Companies included 57 funds.

                                 Dollar Range of Trustee Ownership of the:
                                                 Schwab                         Aggregate Dollar Range
                               Schwab          MarketTrack       Schwab S&P    Of Trustee Ownership In
                            Money Market         Growth          500 Index     the Family of Investment
    Name of Trustee         Portfolio TM     Portfolio II TM     Portfolio             Companies
-------------------------------------------------------------------------------------------------------
   INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------
Charles R. Schwab                      0                   0              0           Over $100,000
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Randy W. Merk                          0                   0              0           Over $100,000
-------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES

Mariann Byerwalter                     0                   0              0           Over $100,000

Donald F. Dorward                      0                   0              0           Over $100,000

William A. Hasler                      0                   0              0           Over $100,000

Robert G. Holmes                       0                   0              0           Over $100,000

Gerald B. Smith                        0                   0              0           Over $100,000

Donald R. Stephens                     0                   0              0           Over $100,000

Michael W. Wilsey                      0                   0              0           Over $100,000


                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                 CODE OF ETHICS

The portfolios, their investment adviser and Schwab have adopted a Code of Ethics (Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the portfolios or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the portfolios. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM 's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of

CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.


The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "SchwabFunds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various SchwabFunds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular SchwabFunds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.


To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.


With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., "echo vote"), unless otherwise required by law. When required by law, the Proxy Committee will also "echo vote" proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the SchwabFunds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the SchwabFunds, under certain circumstances, to "echo vote" proxies of registered investment companies that serve as underlying investments of the SchwabFunds. When not required to "echo vote," the Proxy Committee will delegate to ISS responsibility for voting proxies of an unaffiliated mutual fund in accordance with ISS's Proxy Procedures.



      Conflicts of Interest. Except as described above for proxies of mutual funds, for proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.


      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

      -     proxy statements and ballots written in a foreign language;

      -     untimely and/or inadequate notice of shareholder meetings;

      -     restrictions of foreigner's ability to exercise votes;

      -     requirements to vote proxies in person;

      -     the imposition of restrictions on the sale of securities for a

      -     period of time in proximity to the shareholder meeting;

      - requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

Attendance by four members (or their respective designates) constitutes a quorum.


CONCISE SUMMARY OF ISS U.S. PROXY VOTING GUIDELINES



Effective for meetings on or after Feb. 1, 2006


1. AUDITORS


RATIFYING AUDITORS



Vote FOR proposals to ratify auditors, unless:



      - An auditor has a financial interest in or association with the company, and is therefore not independent;



      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; or



      -     Fees for non-audit services are excessive.


2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS


Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:



      -     Composition of the board and key board committees;



      -     Attendance at board and committee meetings;



      -     Corporate governance provisions and takeover activity;



      -     Disclosures under Section 404 of the Sarbanes-Oxley Act;



      -     Long-term company performance relative to a market and peer index;



      -     Extent of the director's investment in the company;



      -     Existence of related party transactions;



      -     Whether the chairman is also serving as CEO;



      -     Whether a retired CEO sits on the board;



      -     Number of outside boards at which a director serves.



WITHHOLD from individual directors who:



      - Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);



      -     Sit on more than six public company boards;

      - Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).



WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:



      - The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;



      - The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;



      - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;



      - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;



      - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;



      - At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;



      - A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company's response to performance issues will be considered before withholding.



WITHHOLD from inside directors and affiliated outside directors when:



      - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;



      - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;



      -     The full board is less than majority independent.



WITHHOLD from the members of the Audit Committee if:



      -     The non-audit fees paid to the auditor are excessive;



      - A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.



WITHHOLD from the members of the Compensation Committee if:



      - There is a negative correlation between chief executive pay and company performance;



      - The company fails to submit one-time transfers of stock options to a shareholder vote;



      - The company fails to fulfill the terms of a burn rate commitment they made to shareholders;



      -     The company has poor compensation practices.



WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.



CLASSIFICATION/DECLASSIFICATION OF THE BOARD



Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)


Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:



      - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);



      -     Two-thirds independent board;



      -     All-independent key committees;



      -     Established governance guidelines;



      -     The company does not under-perform its peers.


MAJORITY VOTE SHAREHOLDER PROPOSALS


Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.



At a minimum, a company's policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:



      - Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;



      - The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee's status;



      - The policy needs to specify that the process of determining the nominee's status will be managed by independent directors and must exclude the nominee in question;



      - An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);



      - The final decision on the nominee's status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.



In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.


3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS


Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:



      - Long-term financial performance of the target company relative to its industry;



      -     Management's track record;



      -     Background to the proxy contest;

      -     Qualifications of director nominees (both slates);



      - Strategic plan of dissident slate and quality of critique against management;



      - Likelihood that the proposed goals and objectives can be achieved (both slates);



      -     Stock ownership positions.


REIMBURSING PROXY SOLICITATION EXPENSES


Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.



4. TAKEOVER DEFENSES


POISON PILLS


Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:



      -     Shareholders have approved the adoption of the plan; or



      - The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.






Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.



Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:



      -     No lower than a 20 percent trigger, flip-in or flip-over;



      -     A term of no more than three years;



      - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;



      - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.


SUPERMAJORITY VOTE REQUIREMENTS


Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.


5. MERGERS AND CORPORATE RESTRUCTURINGS


For mergers and acquisitions, evaluate the proposed transaction based on these factors:



      - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

      -     Market reaction - How has the market responded to the proposed deal?



      - Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.



      - Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?



      - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.



      - Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?


6. STATE OF INCORPORATION

REINCORPORATION PROPOSALS


Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.



7. CAPITAL STRUCTURE


COMMON STOCK AUTHORIZATION


Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence.


ISSUE STOCK FOR USE WITH RIGHTS PLAN


Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).


PREFERRED STOCK


Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.



Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. EXECUTIVE AND DIRECTOR COMPENSATION

EQUITY COMPENSATION PLANS


Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:



      -     The total cost of the company's equity plans is unreasonable;



      - The plan expressly permits the repricing of stock options without prior shareholder approval;



      -     There is a disconnect between CEO pay and the company's performance;



      - The company's three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or



      -     The plan is a vehicle for poor pay practices.


DIRECTOR COMPENSATION


Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation plan are met and disclosed in the proxy statement:



      - Stock ownership guidelines with a minimum of three times the annual cash retainer.



      -     Vesting schedule or mandatory holding/deferral period:



            - A minimum vesting of three years for stock options or restricted stock; or



            - Deferred stock payable at the end of a three-year deferral period.



      - A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.



      -     No retirement/benefits and perquisites for non-employee directors;
            and



      - A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.


DISCLOSURE OF CEO COMPENSATION-TALLY SHEET


Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.



EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS


Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:



      -     Purchase price is at least 85 percent of fair market value;



      -     Offering period is 27 months or less; and



      - The number of shares allocated to the plan is ten percent or less of the outstanding shares.


EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS


Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:



      - Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);



      - Limits on employee contribution (a fixed dollar amount or a percentage of base salary);



      - Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;



      - No discount on the stock price on the date of purchase since there is a company matching contribution.

OPTION EXCHANGE PROGRAMS/RE-PRICING OPTIONS


Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.


SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES


Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:



      -     A trigger beyond the control of management;



      - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;



      - Change-in-control payments should be double-triggered, i.e., (1) after a change in the company's ownership structure has taken place, and (2) termination of the executive as a result of the change in control.


9. CORPORATE RESPONSIBILITY

ANIMAL RIGHTS


Generally vote AGAINST proposals to phase out the use of animals in product testing unless:



      - The company is conducting animal testing programs that are unnecessary or not required by regulation;



      - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;



      - The company has been the subject of recent, significant controversy related to its testing programs.



Generally vote FOR proposals seeking a report on the company's animal welfare standards.


DRUG PRICING AND RE-IMPORTATION


Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:



      -     The existing level of disclosure on pricing policies;



      -     Deviation from established industry pricing norms;



      - The company's existing initiatives to provide its products to needy consumers;



      - Whether the proposal focuses on specific products or geographic regions.



Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.


GENETICALLY MODIFIED FOODS


Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

TOBACCO


Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.


TOXIC CHEMICALS


Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.



Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.


ARCTIC NATIONAL WILDLIFE REFUGE


Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:



      - New legislation is adopted allowing development and drilling in the ANWR region;



      -     The company intends to pursue operations in the ANWR; and



      - The company has not disclosed an environmental risk report for its ANWR operations.


CONCENTRATED AREA FEEDING OPERATIONS (CAFOS)


Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:



      - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or



      -     The company does not directly source from CAFOs.


GLOBAL WARMING AND KYOTO PROTOCOL COMPLIANCE


Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.



Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:



      -     The company does not maintain operations in Kyoto signatory markets;



      - The company already evaluates and substantially discloses such information; or,



      - Greenhouse gas emissions do not significantly impact the company's core businesses.


POLITICAL CONTRIBUTIONS


Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE


Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.


OUTSOURCING/OFFSHORING


Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.


HUMAN RIGHTS REPORTS


Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.


10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS


Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.


CONVERTING CLOSED-END FUND TO OPEN-END FUND


Vote CASE-BY-CASE on conversion proposals, considering the following factors:



      -     Past performance as a closed-end fund;



      -     Market in which the fund invests;



      -     Measures taken by the board to address the discount; and



      - Past shareholder activism, board activity, and votes on related proposals.


ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT


Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.


REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED


Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.


TERMINATE THE INVESTMENT ADVISOR


Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:



      -     Performance of the fund's net asset value;



      -     The fund's history of shareholder relations;



The performance of other funds under the advisor's management.



Portfolios' Proxy Voting Records

The Trust is required to disclose annually the portfolios' complete proxy voting records on Form N-PX. The portfolios' proxy voting records for the most recent 12 month period ended June 30th are available by visiting the Schwab website at www.schwab.com/schwabfunds. A portfolios' Form N-PX is also available on the SEC's website at www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 3, 2006, the officers and trustees of the trust, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of the portfolios of the trust.



As of April 3, 2006, the following represents persons or entities that owned, of record or beneficially, more than 5% of the outstanding voting securities of each portfolio:


SCHWAB MONEY MARKET PORTFOLIO TM

Great West Life & Annuity, VA-1 Signature 45.59%
Great West Life & Annuity, VA-1 Signature 51.50%
Nationwide Insurance Company 8.27%


SCHWAB MARKETTRACK GROWTH PORTFOLIO II TM

Great West Life & Annuity, VA-1 Signature 30.79%
Great West Life & Annuity, VA-1 Signature 38.41%
Great West Life & Annuity Insurance Company 26.85%


SCHWAB S&P 500 INDEX PORTFOLIO

Great West Life & Annuity, VA-1 Signature 31.91%
Great West Life & Annuity, VA-1 Signature 57.58%
Great West Life & Annuity Insurance Company 6.48%


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the portfolios' investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) 101 Montgomery Street, San Francisco, CA. 94104, is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chief Executive Officer, Chairman, and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

ADVISORY AGREEMENT


The continuation of a portfolio's Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the portfolio, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing portfolios in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the portfolios' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.


SCHWAB MONEY MARKET PORTFOLIO TM. For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly based on the portfolio's average daily net assets.

      First $1 billion - 0.38%
      More than $1 billion but not exceeding $10 billion - 0.35%
      More than $10 billion but not exceeding $20 billion - 0.32%
      More than $20 billion - 0.30%


For the fiscal years ended December 31, 2003, 2004, and 2005 the portfolio paid investment advisory and administration fees of $685,000 (fees were reduced by $0), $500,000 (fees were reduced by $0), and $474,000 (fees were reduced by $0), respectively.



The investment adviser and Schwab have agreed to limit expenses, through at least April 29, 2007, total annual operating expenses (excluding interest, taxes, certain non-routine and money fund insurance expenses, if any) of the Schwab Money Market Portfolio will not exceed 0.50% of the average daily net assets of the portfolio.


SCHWAB MARKETTRACK GROWTH PORTFOLIO II TM. For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly based on the portfolio's average daily net assets.

      First $500 million - 0.44%
      More than $500 million - 0.39%


For the fiscal years ended December 31, 2003, 2004 and 2005, the portfolio paid investment advisory and administration fees of $102,000 (fees were reduced by $84,000), $77,000 (fees were reduced by $58,000), and $152,000 (fees were reduced by $69,000), respectively.



The investment adviser and Schwab have agreed to limit, through at least April 29, 2007, total annual operating expenses (excluding the impact of its investment in the underlying Schwab Funds, interest, taxes and certain non-routine expenses) of the Schwab MarketTrack Growth Portfolio II will not exceed 0.50% of the average daily net assets of the portfolio.


SCHWAB S&P 500 INDEX PORTFOLIO. For its advisory and administrative services to the portfolio, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly based on the portfolio's average daily net assets.

      First $500 million - 0.20%
      More than $500 million - 0.17%


For the years ended December 31, 2003, 2004 and 2005, the portfolio paid investment advisory and administration fees of $229,000 (fees were reduced by $45,000), $262,000 (fees were reduced by $42,000), and $314,000 (fees were reduced by $43,000), respectively.

The investment adviser and Schwab have contractually guaranteed that, through at least April 29, 2007, total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab S&P 500 Index Portfolio will not exceed 0.28% of the average daily net assets of the portfolio.


The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a portfolio. The expense cap is not intended to cover all portfolio expenses, and a portfolio's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the portfolios and is the trust's agent for the purpose of the continuous offering of the portfolios' shares. Each portfolio pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides portfolio information to shareholders, including share price, shareholder ownership and account activities and distributes the portfolios' prospectuses, financial reports and other informational literature about the portfolios. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets the portfolios and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent and shareholder services agent under its contract with each portfolio, Schwab does not receive an annual fee.

                      CUSTODIANS AND PORTFOLIO ACCOUNTANTS


State Street Bank and Trust Company, One Lincoln Street, Boston, MA, 02111 serves as fund accountant to the Schwab Money Market Portfolio, Schwab S&P 500 Index Portfolio and Schwab MarketTrack Growth Portfolio II TM. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109 serves as custodian for the Schwab S&P 500 Index Portfolio and Schwab MarketTrack Growth Portfolio II and State Street Bank and Trust Company, One Lincoln Street, Boston, MA, 02111 serves as custodian for the Schwab Money Market Portfolio.



The fund accountant maintains all books and records related to each portfolio's transactions. The custodian is responsible for the daily safekeeping of securities and cash held or securities sold by the portfolios.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The portfolios' independent registered public accounting firm, PricewaterhouseCoopers, LLP, audit and report on the annual financial statements of each of the portfolios and reviews certain regulatory reports and each portfolio's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is 3 Embarcadero Center, San Francisco, CA 94111. Each portfolio's audited financial statements for the fiscal year ended December 31, 2005, are included in each portfolio's annual report, which is a separate report supplied with the SAI.


                                  LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP serves as counsel to the Trust.

                                 OTHER EXPENSES

The portfolios pay other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the portfolios. Expenses not directly attributable to a particular portfolio will generally be allocated among the portfolios in the trust on the basis of each portfolio's relative net assets at the time the expense is incurred.

                               PORTFOLIO MANAGERS


OTHER ACCOUNTS. Each portfolio manager (collectively referred to as the "Portfolio Managers") is responsible for the day-to-day management of certain accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of December 31, 2005.



                            REGISTERED INVESTMENT COMPANIES
                        (THIS AMOUNT INCLUDES THE PORTFOLIOS IN
                             THIS STATEMENT OF ADDITIONAL
                                     INFORMATION)                  OTHER POOLED INVESTMENT VEHICLES            OTHER ACCOUNTS
                            NUMBER OF                                NUMBER OF                          NUMBER OF
       NAME                  ACCOUNTS       TOTAL ASSETS              ACCOUNTS       TOTAL ASSETS        ACCOUNTS       TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Mortimer                   31      $28,763,462,094                   0                 --            4322       $806,368,680
------------------------------------------------------------------------------------------------------------------------------------
Larry Mano                         16      $23,591,616,686                   0                 --            4322       $806,368,680
------------------------------------------------------------------------------------------------------------------------------------
Tom Brown                          15      $18,928,514,892                   0                 --            4322       $806,368,680
------------------------------------------------------------------------------------------------------------------------------------
Steven Hung                         4       $7,848,955,126                   0                 --              24        $23,502,000
------------------------------------------------------------------------------------------------------------------------------------
Matthew Hastings                    4       $7,848,955,126                   0                 --              24        $23,502,000
------------------------------------------------------------------------------------------------------------------------------------



CONFLICTS OF INTEREST. A Portfolio Manager's management of other accounts may give rise to potential conflicts of interest in connection with its management of a portfolio's investments, on the one hand, and the investments of the other accounts, on the other. These other accounts include Schwab Personal Portfolio Managed Accounts and other mutual funds advised by CSIM (collectively, the "Other Managed Accounts"). The Other Managed Accounts might have similar investment objectives as a portfolio, track the same index a portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by a portfolio. While the Portfolio Managers' management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.


KNOWLEDGE OF THE TIMING AND SIZE OF FUND TRADES. A potential conflict of interest may arise as a result of the Portfolio Managers' day-to-day management of a portfolio. Because of their positions with a portfolio, the Portfolio Managers know the size, timing, and possible market impact of portfolio trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of a portfolio. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index funds, which seek to track their benchmark index, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers may aggregate trade orders for the Other Managed Accounts, excluding Schwab Personal Portfolio Managed Accounts, with those of a portfolio. All aggregated orders are subject to CSIM's aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account's order.



INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the Portfolio Managers' management of a portfolio and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over a portfolio, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than the portfolio. Notwithstanding this theoretical conflict of interest, it is CSIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for a portfolio or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for a portfolio in an effort to outperform its specific benchmark, such an approach might not be suitable for a portfolio given its investment objectives and related restrictions.



COMPENSATION. Charles Schwab & Co., the trust's distributor, compensates each CSIM Portfolio Manager for his or her management of the portfolios. Each Portfolio Manager's compensation consists of a fixed annual ("base") salary and a discretionary bonus. A potential conflict of interest may arise as a result of the Portfolio Managers' management of a portfolio and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over a portfolio, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than the portfolio. Notwithstanding this theoretical conflict of interest, it is CSIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the Portfolio

Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for a portfolio or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for a portfolio in an effort to outperform its specific benchmark, such an approach might not be suitable for a portfolio given its investment objectives and related restrictions. The discretionary bonus is determined in accordance with the CSIM Portfolio Management Incentive Plan (the "Plan"), which is designed to reward consistent and superior investment performance relative to established benchmarks and/or industry peer groups. The Plan is an annual incentive plan that provides quarterly advances at management's discretion based on their determination of whether funds are available under the Plan as well as factors such as the portfolio manager's contribution to the firm's overall investment process, being good corporate citizens, and contribution to the firm's asset growth and business relationships.



The Plan consists of two independent funding components: 75% of the funding is based on fund investment performance and 25% of the funding is based on Schwab's corporate performance. Funding from these two components is pooled into two separate incentive pools (one for Fixed Income portfolio managers and the second for Equity portfolio managers) and then allocated to the plan participants by CSIM senior management. This allocation takes into account fund performance as well as the portfolio manager's leadership, teamwork, and contribution to CSIM goals and objectives.


-     Fund Investment Performance

      Funding into this Plan component is determined by fund performance relative to a Lipper Category or an established industry peer group. Peer groups are determined by the CSIM Peer Group Committee and are reviewed on a regular basis.


      - For all funds except index and money market funds: A fund's investment performance ranking relative to its peer group or respective Lipper Category ("fund ranking") is determined based on its 1-year and 3-year pre-tax return before expenses. In determining a fund ranking, 75% of the weighting is based on the 3-year pre-tax performance and 25% is based on the 1-year pre-tax performance. The 1-year and 3-year performance numbers are calculated based on a calendar year.


      - For money market and index funds: A money market fund's investment performance ranking ("fund ranking") is determined by its gross yield (i.e., yield before expenses) relative to its iMoney Net category on a calendar year-to-date basis. An index fund's investment performance ranking ("fund ranking") is determined by the fund's tracking error relative to its peer group on a calendar year-to-date basis.

      A composite rating for each Portfolio Manager is then determined, based on a weighted average of all of their individual funds' rankings. The specific weight given to a fund in that calculation is determined by CSIM's senior management.

-     Schwab Corporate Performance

      Funding into this Plan component is determined by Schwab corporate performance which is based on two financial performance measures: (1) year-to-date net revenue growth; and (2) Schwab's profit margin. The actual amount of funding into the Plan is discretionary and is determined by Schwab's senior management following the end of each quarter.

The Portfolio Managers' compensation is not based on the value of the assets held in a fund's portfolio.


OWNERSHIP OF FUND SHARES. The Portfolio Managers did not own any shares of the portfolios as of December 31, 2005, the portfolios most recent fiscal year end.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each of the Schwab MarketTrack Growth Portfolio II TM and Schwab S&P 500 Index Portfolio's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Schwab Money Market Portfolio's portfolio turnover rate for reporting purposes is expected to be zero.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The portfolios do not expect that their respective portfolio turnover rates will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds.

The portfolio turnover rates are in the financial highlight tables in the prospectuses.

                          PORTFOLIO HOLDINGS DISCLOSURE

The portfolios' Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of each portfolio's holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding each portfolios' securities holdings is in the best interests of its shareholders, and include procedures to address conflicts between the interests of its shareholders, on the one hand, and those of the portfolios' investment adviser, principal underwriter or any affiliated person of a portfolio, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the portfolios to authorize the release of each portfolio's holdings, as necessary, in conformity with the foregoing principles.


The Board exercises on-going oversight of the disclosure of portfolio holdings by overseeing the implementation and enforcement of the portfolios' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided "early disclosure" (as defined below) of a portfolio's portfolio holdings information.

A complete list of each portfolio's holdings is published on the Schwab Funds website at www.schwab.com/schwabfunds, under "Prospectuses and Reports", typically 60-80 days after the end of each portfolio's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, each portfolio's top ten holdings list is posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the portfolios also provide on the website monthly information regarding certain attributes of a portfolios investment holdings such as a portfolio's sector weightings, composition, credit quality and duration and maturity as applicable. The information on the website is publicly available to all categories of persons.

Each portfolio may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the portfolios determines that the disclosure is in the best interests of the portfolios and that there are no conflicts of interest between the portfolio's shareholders and portfolio's adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.

Currently, Callan Associates, Inc. receives early disclosure of portfolio holdings information. Callan Associates provides consulting services to the Committee for the Charles Schwab Employee Benefit Administrative Committee in connection with the company's 401(k) plan. Callan receives the portfolios' portfolio holdings on a calendar quarterly basis with a lag typically of 30 days. Neither the portfolios nor any other party receives compensation or other consideration from Callan Associates in connection with this arrangement. Pursuant to a confidentiality agreement entered into between Callan and the trusts, Callan is required to maintain the confidentiality of the portfolio holdings information and will not allow any of its employees or agents to use such information as a basis for trading in securities or making investment decisions or recommendations.


In addition, the portfolios' service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information venders, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the portfolios. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider's contract with the trust or by the nature of its relationship with the trust.


The portfolios' policies and procedures prohibit the portfolios, the portfolios' investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

                             PORTFOLIO TRANSACTIONS

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the portfolios. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The portfolios do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the portfolios pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the portfolios invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the portfolios will primarily consist of dealer spreads and brokerage commissions.

The investment adviser seeks to obtain the best selling execution for the portfolios' transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling provision of additional brokerage or research services or products; whether a broker guarantees that a portfolio will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to "market-on-close" pricing aligns with portfolio objectives; or whether a broker guarantees that a portfolio will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in a portfolio's best interest. In addition, the investment adviser has incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.

The investment adviser may cause the portfolio to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all portfolio accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with portfolio commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The investment adviser may purchase for the portfolios new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.

The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the portfolios to trade directly with other institutional holders. At times, this may allow the portfolios to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more portfolios. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected portfolio or fund and is consistent with the terms of the investment advisory agreement for such portfolio. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a portfolio are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the portfolio.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the portfolios' Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

The Schwab Money Market Portfolio TM expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices, although in some cases they may include a commission like charge.

                              BROKERAGE COMMISSIONS


For the fiscal years ended December 31, 2003, 2004 and 2005, the Schwab MarketTrack Growth Portfolio II TM paid brokerage commissions of $887, $294, and $442, respectively.

For the fiscal years ended December 31, 2003, 2004 and, 2005, the Schwab S&P 500 Index Portfolio paid brokerage commissions of $7,867, $3,875, and $5,824, respectively.



For past three fiscal years ended December 31, the Schwab Money Market Portfolio did not pay any brokerage commissions.


                             REGULAR BROKER-DEALERS


A portfolio's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from a portfolio; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of a portfolio's shares. During the fiscal year ended December 31, 2005, the following portfolios purchased securities issued by the following regular broker-dealers:


SCHWAB MARKETTRACK GROWTH PORTFOLIO II TM


                                           Value of Portfolio's Holdings as of
         Regular Broker-Dealer                      December 31, 2005
----------------------------------------- --------------------------------------
Merrill Lynch & Co., Inc.                               $78,000


SCHWAB S&P 500 INDEX PORTFOLIO


                                           Value of Portfolio's Holdings as of
         Regular Broker-Dealer                      December 31, 2005
----------------------------------------- --------------------------------------
JP Morgan Chase & Co., Inc.                             $1,937,000
Merrill Lynch & Co., Inc.                                 $872,000
The Bear Stearns Cos., Inc.                               $175,000


                            DESCRIPTION OF THE TRUST

Each portfolio is a series of Schwab Annuity Portfolios, an open-end investment management company organized as a Massachusetts business trust on January 21, 1994.

The portfolios may hold special shareholder meetings which may cause the portfolios to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

Life insurance companies and their separate accounts are the record owners of portfolio shares. The portfolios understand that the life insurance companies will vote their shares in accordance with timely instructions received from contract owners who have allocated contract values to the portfolios, to the extent required by applicable laws.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a portfolio could become liable for a misstatement in the prospectus or SAI about another portfolio.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

           PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND
                               PRICING OF SHARES

                PURCHASING AND REDEEMING SHARES OF THE PORTFOLIOS

You cannot purchase shares of the portfolios directly, but you may allocate account value under your variable contract to and from the portfolios in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific portfolios as investment options.

As long as the portfolios or Schwab follows reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

The portfolios have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the

SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions may be effected by agreements made with participating insurance companies.


The Schwab MarketTrack Growth Portfolio II TM and the Schwab S&P 500 Index Portfolio are designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a portfolio and increase its expenses, each portfolio reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a portfolio to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. The portfolios and Schwab reserve the right to refuse any purchase or exchange order, including large orders that may negatively impact their operations. More information regarding the portfolios' policies regarding "market timing" is included in the portfolios' prospectuses.


                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each portfolio's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each portfolio's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your portfolio at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES

Each business day, each portfolio calculates its share price, or NAV, as of the close of the NYSE (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a portfolio's securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees.

The Schwab Money Market Portfolio TM values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the portfolio's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The Schwab Money Market Portfolio uses approved pricing services to provide values for its portfolio securities. Securities may be fair valued pursuant to procedures approved by the Schwab Money Market Portfolio's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Schwab Money Market Portfolio pursuant to the procedures.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the Schwab Money Market Portfolio's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If the Schwab Money Market Portfolio's NAV calculated using market values declined, or was expected to decline, below its $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a its $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if Schwab Money Market Portfolio's NAV calculated using market values were to increase, or were anticipated to increase above its $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain its $1.00 NAV.

Shareholders of portfolios that invest in foreign securities should be aware that because foreign markets are often open on weekends and other days when the portfolios are closed, the value of some of a portfolio's securities may change on days when it is not possible to buy or sell shares of the portfolio. The portfolios use approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: generally securities traded on exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Generally securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the portfolios' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the portfolios pursuant to the procedures.

In accordance with the 1940 Act, the underlying funds in which the Schwab MarketTrack Growth Portfolio II TM invests are valued at their respective net asset values as determined by those funds. The underlying funds that are money market funds may value their portfolio securities based on the value or amortized cost method. The other underlying funds value their portfolio securities based on market quotes, if they are readily available.

                                    TAXATION


This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


                   FEDERAL TAX INFORMATION FOR THE PORTFOLIOS

For a discussion of the tax status of a particular Contract and the tax consequences of ownership of such a contract, refer to the appropriate Separate Account Prospectus. Shares of the portfolios are available only through separate accounts of participating insurance companies and plans.

It is each portfolio's policy to qualify for taxation as a "regulated investment company"(RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each portfolio expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a portfolio does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.


Each portfolio is treated as a separate entity for federal income tax purposes and is not combined with the trust's other portfolios. Each portfolio intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the portfolio owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Internal Revenue Service regulations applicable to separate accounts generally require that portfolios that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.

Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.

The portfolios intend to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such a portfolio. The portfolios intend to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to plans.

A portfolio's transactions in futures contracts, forward contracts, foreign exchange currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a portfolio, defer its losses, cause adjustments in the holding periods of the portfolio's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the portfolio's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each portfolio will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a portfolio and its shareholders.

The Schwab MarketTrack Growth Portfolio II TM may invest in a non-U.S. corporation that could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the portfolio does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the portfolio may be required to distribute amounts in excess of realized income and gains. To the extent that the portfolio does invest in foreign securities that are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the portfolio's shareholders. Therefore, the payment of this tax would reduce the portfolio's economic return from its shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

An underlying fund of the Schwab MarketTrack Growth Portfolio II may invest in non-U.S. corporations which would be treated as PFICs or become a PFIC. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the portfolios' economic return.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

From time to time, each portfolio may report the percentage of its assets which fall into the rating categories set forth below.

                                      BONDS

                            MOODY'S INVESTORS SERVICE

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                          STANDARD & POOR'S CORPORATION

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB' and 'B' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-rating.

                                   FITCH, INC.

INVESTMENT GRADE BOND

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

 AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

 A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE BOND

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

DOMINION BOND RATING SERVICE

Bond and Long Term Debt Rating Scale

As is the case with all DBRS rating scales, long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA:  Highest Credit Quality
AA:  Superior Credit Quality
A:  Satisfactory Credit Quality

BBB:  Adequate Credit Quality
BB:  Speculative
B: Highly Speculative

CCC:  Very Highly Speculative
CC:  Very Highly Speculative
C:  Very Highly Speculative

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"BBB" Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

"BB" Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

"B" Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

"CCC" / "CC" / "C" Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated "B". Bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "C" to "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

"D" This category indicates Bonds in default of either interest or principal.

("HIGH", "LOW") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.

                COMMERCIAL PAPER AND SHORT-TERM DEBT RATING SCALE

Dominion Bond Rating Service

As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations which are relevant for the borrowing entity.

R-1:  Prime Credit Quality

R-2:  Adequate Credit Quality

R-3:  Speculative

All three DBRS rating categories for short term debt use "high", "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area, as this is where ratings for active borrowers in Canada continue to be heavily concentrated.

"R-1 (HIGH)" Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

"R-1 (MIDDLE)" Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

"R-1 (LOW)" Short term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

"R-2 (HIGH)", "R-2 (MIDDLE)", "R-2 (LOW)" Short term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

"R-3 (HIGH)", "R-3 (MIDDLE)", "R-3 (LOW)" Short term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

             SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                           MOODY'S INVESTORS SERVICE

         Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

         An S&P SP-1 rating indicates that the subject securities' issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                   FITCH, INC.

         Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

         Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

         A Standard & Poor's Corporation ("S&P") A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

         F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

                                     PART C
                                OTHER INFORMATION
                            SCHWAB ANNUITY PORTFOLIOS

Item 23. Financial Statements and Exhibits.


Articles of Incorporation        (a)                   Agreement and Declaration of Trust is incorporated herein by reference to
                                                       Exhibit 1, File No. 811-8314 of Post-Effective Amendment No. 7 to
                                                       Registrant's Registration Statement on Form N-1A, electronically filed on
                                                       February 27, 1998.

By-laws                          (b)                   Amended and Restated Bylaws are incorporated herein by reference to Exhibit
                                                       (b), File No. 811-8314 of Post-Effective Amendment No. 18 to Registrant's
                                                       Registration Statement on Form N-1A, electronically filed on February 10,
                                                       2005.

Instruments Defining Rights of   (c)      (i)          Article III, Sections 4 and 5; Article IV, Section 1; Article V;
Security Holders                                       Article VIII, Section 4; and Article IX, Sections 1, 4, and 7 of the
                                                       Agreement and Declaration of Trust is incorporated herein by reference to
                                                       Exhibit 1, File No. 811-8314 of Post-Effective Amendment No. 7 to
                                                       Registrant's Registration Statement on Form N-1A, electronically filed on
                                                       February 27, 1998.

                                          (ii)         Article 9 and Article 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-8314 of Post-Effective
                                                       Amendment No. 3 to Registrant's Registration Statement on Form N-1A,
                                                       electronically filed on April 29, 1996.

Investment Advisory Contracts    (d)      (i)          Investment Advisory and Administration Agreement between Registrant and
                                                       Charles Schwab Investment Management, Inc. (the "Investment Advisor") dated
                                                       June 15,1994 is incorporated herein by reference to Exhibit 5(a), File No.
                                                       811-8314 of Post-Effective Amendment No. 6 to Registrant's Registration
                                                       Statement on Form N-1A, electronically filed on April 30, 1997.

                                          (ii)         Amended Schedule A and B to Investment Advisory and Administration
                                                       Agreement between Registrant and the Investment Advisor dated
                                                       June 30, 2000 is incorporated herein by reference to Exhibit (d)(ii),
                                                       File No. 17 to Registrant's Registration Statement on Form N-1A,
                                                       electronically filed on April 26, 2004.

                                          (iii)        Letter of Agreement between Registrant and Investment Adviser on behalf of
                                                       Schwab Annuity Portfolios dated April 30, 2006, is electronically filed herein as Exhibit (d)(iii), File No. 811-8314.

Underwriting Contracts           (e)      (i)          Distribution Agreement between Registrant and Charles Schwab & Co., Inc.
                                                       ("Schwab") dated March 29, 1994 is incorporated herein by reference to
                                                       Exhibit 6(a), File No. 811-8314 of Post-Effective Amendment No. 7 to
                                                       Registrant's Registration Statement on Form N-1A, electronically filed on
                                                       February 27, 1998.

                                          (ii)         Amended Schedule A to Distribution Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 6(b),
                                                       File No. 811-8314 of Post-Effective Amendment No. 5 to Registrant's
                                                       Registration Statement on Form N-1A, electronically filed on September 9,
                                                       1996.

Bonus or Profit Sharing Plans    (f)                   Inapplicable.

Custodian Agreements             (g)      (i)          Amended and Restated Master Custodian Agreement between Registrant and State
                                                       Street Bank and Trust Company on behalf of Schwab Money Market Portfolio dated October 17, 2005, is electronically filed herein as Exhibit (g)(i),
                                                       File No. 811-8314.

                                          (ii)         Custodian Services Agreement between Registrant and Brown Brothers Harriman
                                                       & Co., Inc., on behalf of Schwab S&P 500 Portfolio and Schwab MarketTrack
                                                       Growth Portfolio II, is incorporated herein by reference to
                                                       Exhibit (g)(xviii), File No. 811-8314 of Post-Effective Amendment No. 11 to
                                                       Registrant's Registration Statement on Form N-1A, electronically filed on
                                                       April 26, 2001.

                                          (iii)        Amended Schedule A to the Custodian Services Agreement between Registrant and
                                                       Brown Brothers Harriman & Co., Inc. and the Schwab Annuity Portfolios on
                                                       behalf of Schwab MarketTrack Growth Portfolio II and Schwab S&P 500 Index
                                                       Portfolio is electronically filed herein as Exhibit (g)(iii),
                                                       File No. 811-8314.

                                          (iv)         Transfer Agency Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 8(f), File No. 811-8314 of
                                                       Post-Effective Amendment No. 7 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on February 27, 1998.

                                          (v)          Schedule B and D to the Transfer Agency Agreement between Registrant and
                                                       Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit
                                                       8(g), File No. 811-8314 of Post-Effective Amendment No. 7 to Registrant's
                                                       Registration Statement on Form N-1A, electronically filed on February 27,
                                                       1998.

                                          (vi)         Amended Schedules A and C to the Transfer Agency Agreement between Registrant and Schwab dated March 29, 1994 are incorporated herein by reference to
                                                       Exhibit 8(f), File No. 811-8314 of Post-Effective Amendment No. 5 to
                                                       Registrant's Registration Statement on Form N-1A, electronically filed on
                                                       April 30, 1997.

                                          (vii)        Shareholder Service Agreement between Registrant and Schwab dated March 29,
                                                       1994 is incorporated herein by reference to Exhibit 8(i), File No. 811-8314 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on February 27, 1998.

                                          (viii)       Amended Schedules A and C to the Shareholder Service Agreement between
                                                       Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 8(h), File No. 811-8314 of Post-Effective Amendment
                                                       No. 5 to Registrant's Registration Statement on Form N-1A, electronically filed on April 30, 1997.

                                          (ix)         Schedule B to the Shareholder Service Agreement between Registrant and Schwab dated March 29, 1994 is incorporated herein by reference to Exhibit 8(k),
                                                       File No. 811-8314 of Post-Effective Amendment No. 7 to Registrant's
                                                       Registration Statement on Form N-1A, electronically filed on February 27,
                                                       1998.

                                          (x)          Master Accounting Services Agreement between Registrant and State Street Bank and Trust Company dated October 1, 2005, is electronically filed herein as
                                                       Exhibit (g)(x), File No. 811-8314.

Other Material Contracts         (h)                   License Agreement between Registrant and Standard & Poor's Corporation is incorporated herein by reference to Exhibit 9, File No. 811-8314 of
                                                       Post-Effective Amendment No. 5 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on September 9, 1996.

Legal Opinion                    (i)                   Opinion of Counsel is electronically filed herein as Exhibit (i),
                                                       File No. 811-8314.

Other Opinions                   (j)                   Consent of Registered Independent Accountants is electronically filed herein as Exhibit (j), File No. 811-8314.

Omitted Financial Statements     (k)                   Inapplicable.

Initial Capital Agreements       (l)      (i)          Purchase Agreement between Registrant and Schwab relating to Schwab Money
                                                       Market Portfolio is incorporated herein by reference to Exhibit 13(a),
                                                       File No. 811-8314 of Post-Effective Amendment No. 7 to Registrant's
                                                       Registration Statement on Form N-1A, electronically filed on February 27,
                                                       1998.

                                          (ii)         Purchase Agreement between Registrant and Schwab relating to Schwab Asset
                                                       Director(R)-High Growth Portfolio and Schwab S&P 500 Portfolio is
                                                       incorporated herein by reference to Exhibit 13(b), File No. 811-8314 of Post-Effective Amendment No. 5 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on September 9, 1996.

Rule 12b-1 Plan                  (m)                   Inapplicable.

Financial Data Schedule          (n)                   Inapplicable.

Rule 18f-3 Plan                  (o)                   Inapplicable.

Power of Attorney                (p)      (i)          Power of Attorney executed by Mariann Byerwalter, dated September 4, 2002, is incorporated herein by reference to Exhibit (p)(i), File No. 811-8314 of
                                                       Post-Effective Amendment No. 16 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on April 24, 2003.

                                          (ii)         Power of Attorney executed by William A. Hasler, dated September 4, 2002, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-8314 of
                                                       Post-Effective Amendment No. 16 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on April 24, 2003.

                                          (iii)        Power of Attorney executed by Gerald B. Smith, dated September 4, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-8314 of
                                                       Post-Effective Amendment No. 16 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on April 24, 2003.

                                          (iv)         Power of Attorney executed by Charles R. Schwab, dated September 4, 2002, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-8314 of
                                                       Post-Effective Amendment No. 16 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on April 24, 2003.

                                          (v)          Power of Attorney executed by Donald F. Dorward, dated September 4, 2002, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-8314 of
                                                       Post-Effective Amendment No. 16 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on April 24, 2003.

                                          (vi)         Power of Attorney executed by Robert G. Holmes, dated September 4, 2002, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-8314 of
                                                       Post-Effective Amendment No. 16 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on April 24, 2003.

                                          (vii)        Power of Attorney executed by Donald R. Stephens, dated September 4, 2002, is incorporated herein by reference to Exhibit (p)(ix), File No. 811-8314 of
                                                       Post-Effective Amendment No. 16 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on April 24, 2003.

                                          (viii)       Power of Attorney executed by Michael W. Wilsey, dated September 4, 2002, is incorporated herein by reference to Exhibit (p)(x), File No. 811-8314 of
                                                       Post-Effective Amendment No. 16 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on April 24, 2003.

                                          (ix)         Power of Attorney executed by Evelyn Dilsaver, dated August 31, 2004 is incorporated herein by reference to Exhibit (p)(ix), File No. 811-8314 of
                                                       Post-Effective Amendment No. 19 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on April, 26, 2005.

                                          (x)          Power of Attorney executed by George Pereira, dated November 16, 2004 is incorporated herein by reference to Exhibit (p)(x), File No. 811-8314 of
                                                       Post-Effective Amendment No. 19 to Registrant's Registration Statement on
                                                       Form N-1A, electronically filed on April, 26, 2005.

Code of Ethics                   (q)                   Code of Ethics adopted by Registrant, Charles Schwab Investment Management
                                                       Inc. and Charles Schwab & Co., Inc. is electronically filed herein as
                                                       Exhibit (g), File No. 811-8314.


Item 24. Persons Controlled by or under Common Control with the Fund.

      The Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Advisor; and employ Schwab as their principal underwriter, transfer agent, and shareholder services agent. As a result, the Charles Schwab Family of Funds, Schwab Investments and Schwab Capital Trust may be deemed to be under common control with Registrant.

Item 25. Indemnification.

      Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

      Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Laudus Trust and Laudus Variable Insurance Trust each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Trust, and an investment adviser to certain non-investment company clients.

      The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.





Name and Position
with Registrant                       Name of Company                                         Capacity
-----------------------------------   -----------------------------------------------------   ------------------------------------
Charles R. Schwab,                    Charles Schwab & Co., Inc.                              Chairman
Trustee and Chairman
                                      The Charles Schwab Bank, N.A.                           Chairman, Director

                                      The Charles Schwab Corporation                          Chairman, Chief Executive Officer

                                      Charles Schwab Investment Management, Inc.              Chairman

                                      Schwab Holdings, Inc.                                   Chief Executive Officer

                                      Schwab International Holdings, Inc.                     Chairman and Chief Executive Officer

                                      Schwab (SIS) Holdings, Inc. I                           Chairman and Chief Executive Officer

                                      Charles Schwab Holdings (UK)                            Chairman

                                      United States Trust Company of New York                 Chairman, Director

                                      U.S. Trust Company                                      Chairman, Director

                                      U.S. Trust Corporation                                  Chairman, Director

                                      All Kinds of Minds                                      Director

                                      Charles and Helen Schwab Foundation                     Director

                                      Stanford University                                     Trustee

Name and Position
with Registrant                       Name of Company                                         Capacity
-----------------------------------   -----------------------------------------------------   ------------------------------------
                                      The Gap, Inc.                                           Director until May 2004

Robert Almeida                        Charles Schwab & Co., Inc.                              Executive Vice President, Internal
                                                                                              Audit

                                      The Charles Schwab Bank, N.A.                           Director

John Clendening                       Charles Schwab & Co., Inc.                              Executive Vice President and President
                                                                                              of Independent Investor Business/IIE
                                                                                              Marketing

Christopher V. Dodds                  Charles Schwab & Co., Inc.                              Executive Vice President and Chief
                                                                                              Financial Officer

Carrie Dwyer                          Charles Schwab & Co., Inc.                              Executive Vice President - Corporate
                                                                                              Oversight and Corporate Secretary

Bryce Lensing                         Charles Schwab & Co. Inc.                               Executive Vice President, Risk
                                                                                              Management

Randall W. Merk                       Charles Schwab & Co., Inc.                              Executive Vice President and
                                                                                              President, AMPS Enterprise.  From
                                                                                              September 2002 to July 2004, Mr. Merk
                                                                                              was President & CEO of CSIM.

                                      Schwab Funds                                            Trustee

                                      Charles Schwab Worldwide Funds, PLC                     Director

                                      Charles Schwab Asset Management (Ireland) Limited       Director

Jan Hier-King                         Charles Schwab & Co., Inc.                              Executive Vice President - Human
                                                                                              Resources

Deborah McWhinney                     Charles Schwab & Co., Inc.                              Executive Vice President and
                                                                                              President, Schwab Institutional.

Gideon Sasson                         Charles Schwab & Co., Inc.                              Executive Vice President, Chief
                                                                                              Information Officer

Becky Saeger                          Charles Schwab & Co., Inc.                              Executive Vice President, Chief
                                                                                              Marketing Officer

Name and Position
with Registrant                       Name of Company                                         Capacity
-----------------------------------   -----------------------------------------------------   ------------------------------------
Maurisa Sommerfield                   Charles Schwab & Co., Inc.                              Executive Vice President - Schwab
                                                                                              Operations

Evelyn S. Dilsaver,                   Charles Schwab Investment Management, Inc.              Director, President and Chief
President and Chief Executive                                                                 Executive Officer
Officer
                                      Charles Schwab & Co. Inc.                               Executive Vice President.

                                      Laudus Trust and Laudus Variable Insurance Trust        Executive Vice President and Chief
                                                                                              Executive Officer

Stephen B. Ward,                      Charles Schwab Investment Management, Inc.              Director, Senior Vice President and
Senior Vice President and Chief                                                               Chief Investment Officer
Investment Officer

                                      The Charles Schwab Trust Company                        Chief Investment Officer

Koji E. Felton,                       Charles Schwab Investment Management, Inc.              Senior Vice President, Chief Counsel
Secretary                                                                                     and Corporate Secretary

                                      Charles Schwab & Co., Inc.                              Senior Vice President, Deputy General
                                                                                              Counsel

Randall Fillmore,                     Charles Schwab Investment Management, Inc.              Senior Vice President and Chief
Chief Compliance Officer                                                                      Compliance Officer

                                      Charles Schwab & Co., Inc.                              Senior Vice President

                                      Laudus Trust and Laudus Variable Insurance Trust        Chief Compliance Officer

Kimon P. Daifotis,
Senior Vice President and Chief       Charles Schwab Investment Management, Inc.              Senior Vice President and Chief
Investment Officer                                                                            Investment Officer, Fixed Income

Jeffrey M. Mortimer,                  Charles Schwab Investment Management, Inc.              Senior Vice President and Chief
Senior Vice President and Chief                                                               Investment Officer, Equities
Investment Officer
                                      Laudus Trust and Laudus Vairable Insurance Trust        Vice President and Chief Investment
                                                                                              Officer

George Pereira,                       Charles Schwab Investment Management, Inc.              Senior Vice President and Chief
Treasurer and Chief Financial                                                                 Financial Officer
Officer

Name and Position
with Registrant                       Name of Company                                         Capacity
-----------------------------------   -----------------------------------------------------   ------------------------------------
                                      Charles Schwab Worldwide Funds, PLC                     Director

                                      Charles Schwab Asset Management (Ireland) Limited       Director


Item 27. Principal Underwriters.

            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, and Schwab Capital Trust and intends to act as such for any other investment company which Schwab may sponsor in the future.

            (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

            (c) Not applicable.

Item 28.   Location of Accounts and Records.




      All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment advisor and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former custodian and fund accountants, Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York 11201, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian and fund accountant are as follows: PFPC Trust Company, 8800 Tinicum Boulevard, Third Floor, Suite 200, Philadelphia, Pennsylvania 19153 serves as custodian for the Schwab Money Market Portfolio and Schwab S&P 500 Portfolio; PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 serves as fund accountant to the Schwab Money Market Portfolio, and SEI Investments Mutual Funds Services, One Freedom Valley Dr., Oaks, Pennsylvania 19456, serves as fund accountant to the Schwab S&P 500 Portfolio; Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109 serves as custodian for the Schwab MarketTrack Growth Portfolio II and SEI Investments Mutual Funds Services, One Freedom Valley Dr., Oaks, Pennsylvania 19456, serves as fund accountant for the Schwab MarketTrack Growth Portfolio II; or Morgan Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103.

Item 29. Management Services.

      Not applicable.

Item 30. Undertakings.

      Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 20 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 25th day of April, 2006.

                        SCHWAB ANNUITY PORTFOLIOS
                        Registrant

                        Charles R. Schwab*
                        ------------------
                        Charles R. Schwab, Chairman and Trustee


      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 25th day of April, 2006.

Signature                                       Title

Charles R. Schwab*                              Chairman and Trustee
-------------------
Charles R. Schwab

Evelyn Dilsaver*                                President and Chief Executive
-----------------                               Officer
Evelyn Dilsaver

Randall W. Merk*                                Trustee
----------------
Randall W. Merk

Mariann Byerwalter*                             Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                              Trustee
------------------
Donald F. Dorward

William A. Hasler*                              Trustee
------------------
William A. Hasler

Robert G. Holmes*                               Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                                Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                             Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                              Trustee
-------------------
Michael W. Wilsey

George Pereira*                                 Treasurer and Principal
---------------                                 Financial Officer
George Pereira

*By: /s/ Timothy W. Levin
     --------------------
       Timothy W. Levin, Attorney-in-Fact
       Pursuant to Power of Attorney

Exhibit Index


(d)(iii)  Letter Agreement
(g)(i)    Master Custodian Services Agreement
(g)(iii)  Custodian Services Schedule
(g)(ix)   Accounting Services Agreement
(i)       Opinion of counsel
(j)       Auditors' Consent
(q)       Code of Ethics